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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2011

Date of reporting period:	April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORT TO SHAREHOLDERS

April 30, 2011

PIMCO Corporate Income Fund

PIMCO Income Opportunity Fund

Contents

Letter to Shareholders	2-3

Fund Insights/Fund Performance & Statistics	4-8

Schedules of Investments	9-31

Statements of Assets and Liabilities	32

Statements of Operations	33

Statements of Changes in Net Assets	34-35

Statements of Cash Flows	36

Notes to Financial Statements	37-60

Financial Highlights	61-62

Annual Shareholder Meeting Results/ Changes to Board of Trustees/Changes in Investment Policy/ Proxy Voting Policies & Procedures	63

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Dear Shareholder:

For corporate bond investors, fiscal year 2011 began where fiscal year 2010 ended: with gains. This advance was powered by continued economic expansion in both the United States and around the world.

Six Months in Review

For the six-month period ended April 30, 2011:

• PIMCO Corporate Income Fund rose 8.25% on net asset value (“NAV”) and 14.22% on market price.

• PIMCO Income Opportunity Fund rose 9.36% on NAV and 16.16% on market price.

The U.S. economy, as measured by gross domestic product (“GDP”), expanded at an annualized rate of 3.1% between October and December 2010. This eased to a rate of 1.8% between January and March of 2011, held back in large part by continued weakness in the housing market, rising prices for energy and other commodities, and a stubbornly high unemployment rate.

Despite these headwinds, U.S. corporations continue to show an impressive resilience. Since the recession ended in 2009, corporate profits have grown by double-digits for seven consecutive quarters. Even more encouraging, these profits were generally derived from growing revenue, as opposed to reducing costs. This top-line growth suggests increasing confidence among American consumers, who comprise approximately two-thirds of U.S. economic activity. It also suggests continued, if not increasing, global demand for the goods and services provided by U.S. firms.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

The U.S. Federal Reserve (the “Fed”) maintained a cautious stance throughout the six-month period. Last fall, it embarked on a $900 billion program to purchase U.S. Treasury bonds, the goal of which was to stimulate the economy by pushing already low interest rates even lower. Although certain analysts have expressed concern about what the scheduled June 2011 end of this “quantitative easing” program could mean for the U.S. economy, Fed Chairman Ben Bernanke has indicated it “is unlikely to have significant effects.” In addition, despite rising energy and food prices, the Fed believes that overall inflation trends are likely to remain “subdued” and revealed that it would maintain the federal funds rate near zero for “an extended period.”

PIMCO Corporate Income Fund
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The Road Ahead

The U.S. economic recovery is about to enter its third consecutive year. However, as the slowdown between January and March of 2011 reflects, this rebound has been more tepid than recoveries from prior recessions. We expect this modest pace to continue. Given the continued reluctance to hire workers in significant numbers, many U.S. companies seem to agree. Rather than spend on new employees, companies are stockpiling cash. At the end of 2010, U.S. companies held an estimated $1.9 trillion, the highest amount since 1963. With so much cash on hand, companies can easily meet their debt obligations to bondholders which has resulted in a decline in defaults. That being said, credit risk is but one factor that investors in corporate bonds must be mindful of. If the economy were to strengthen more than anticipated, interest rates could rise quickly, increasing borrowing costs. Furthermore, since many U.S. corporations derive an increasing percentage of revenue from abroad, currency risk and geopolitical risk are other ongoing concerns.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources are available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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PIMCO Corporate Income Fund Fund Insights

April 30, 2011 (unaudited)

For the six months ended April 30, 2011, PIMCO Corporate Income Fund returned 8.25% on net asset value (“NAV”) and 14.22% on market price.

The U.S. corporate bond market posted a positive return during the reporting period and outperformed equal-duration Treasuries. Supporting corporate bond prices were generally strong corporate profits, strengthening corporate balance sheets and overall solid demand from investors seeking to generate incremental yield in the low interest rate environment. In addition, corporate default rates, which had moved sharply higher during the credit crisis, continued to decline during the six months ended April 30, 2011.

Compared to the relatively flat 0.02% return for the overall U.S. fixed income market (as measured by the Barclays Capital U.S. Aggregate Index), high yield and investment grade bonds returned 6.15% and 0.56%, respectively (as measured by the Barclays Capital U.S. High Yield and Barclays Capital Credit Investment Grade Indices) for the six-month reporting period. Given investors’ quest for yield, on a total return basis, lower rated, higher yielding corporate bonds generally outperformed their higher quality, lower yielding counterparts. For example, AA-, A- and BBB-rated issues returned 0.16%, 0.75% and 0.91%, respectively, during the six months ended April 30, 2011. The same trend held true in the high yield market, as BB-rated issues returned 4.30%, versus 6.02% for B-rated names.

Duration and sector positioning drive results

The Fund generated a strong absolute return during the reporting period. An emphasis on the banking sector was a significant positive for results, as these issues were among the best performers during the six months ended April 30, 2011. An emphasis on insurance, particularly life insurance credits, was also rewarded as this sector posted solid gains. In contrast, underweights to the energy sector and consumer cyclicals detracted from results as they outperformed the market.

PIMCO Corporate Income Fund
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PIMCO Income Opportunity Fund, Inc. Fund Insights

April 30, 2011 (unaudited)

For the six months ended April 30, 2011, PIMCO Income Opportunity Fund, Inc. returned 9.36% on net asset value (“NAV”) and 16.16% on market price.

It was a challenging period for certain segments of the fixed income market. Yields across the Treasury curve moved sharply higher as two-year Treasuries increased from 0.34% to 0.61% and 10-year Treasuries from 2.63% to 3.32%. This rise in rates is attributable to a number of factors, including mounting inflationary pressures due to sharply higher oil and food prices, strong manufacturing activity signs that the labor market was improving.

The spread sectors (non-U.S. Treasuries) posted positive returns during the reporting period and generally outperformed equal-duration Treasuries. Supporting the spread sectors was continuing positive economic growth, relatively benign core inflation and improving corporate profits. In addition, overall, there was solid demand from investors seeking to generate incremental yield in the low interest rate environment. Given investors’ quest for yield, lower rated, higher yielding securities generally outperformed their higher quality, lower yielding counterparts during the six-month period. For example, compared to the relatively flat 0.02% return for the overall U.S. fixed income market (as measured by the Barclays Capital U.S. Aggregate Index), high yield and investment grade bonds returned 6.15% and 0.56%, respectively (as measured by the Barclays Capital U.S. High Yield and Barclays Capital Credit Investment Grade Indices) for the six-month period.

Strong sector positioning enhances performance

The Fund’s relatively large allocation to high quality, senior, commercial mortgage-backed securities (“CMBS”) enhanced performance, as the Barclays Capital CMBS Index returned 5.51% during the six-month period ended April 30, 2011. An overweighting to high yield life insurance credits was rewarded, as this component of the BofA Merrill Lynch BB-B High Yield Index gained 11.31% during the reporting period. Price appreciation in the

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PIMCO Income Opportunity Fund, Inc. Fund Insights

April 30, 2011 (unaudited) (continued)

equity markets generally supported these issuers’ equity-linked products sales, account values and overall reserve ratios.

The Fund’s overweight credit exposure to finance companies was a positive for performance as these companies benefited from improved liquidity and earnings. Both high yield and investment grade finance companies’ bonds outperformed the overall corporate market during the period. An overweighting to national money center high quality banking credits was also beneficial for performance. These banks are generally very well capitalized and have been able to generate high levels of capital through retained earnings. Security selection of both investment grade and high yield airline bonds, as well as an overweight to the airline industry were positive for results. The Fund’s airline bonds offered attractive recovery prospects in the case of default due to specific collateral coverage. An underweighting to investment grade sovereign and supranational credits enhanced performance. Within the Barclays Capital U.S. Credit Index, sovereign and supranational credits, which have historically offered a relatively less compelling risk return profile than corporate bonds, returned -0.16% and 0.13%, respectively, during the six months ended April 30, 2011.

An allocation to emerging markets detracted from performance, as the JPMorgan EMBI Global Index returned -1.17% during the reporting period. Despite a nice rebound during the last three months of the period, it was not enough to offset the weak performance experienced in late 2010. An underweighting to high yield media-related credits also dragged relative performance as media bonds within the BofA Merrill Lynch U.S. BB-B High Yield Index gained a solid 4.75% during the period.

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PIMCO Corporate Income Fund
Fund Performance & Statistics

April 30, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	14.22%	8.25%
1 Year	29.19%	23.71%
5 Year	14.58%	14.51%
Commencement of Operations (12/21/01) to 4/30/11	13.04%	12.76%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/21/01) to 4/30/11	Market Price	$17.35
Market Price	NAV	$15.68
NAV	Premium to NAV	10.65%
	Market Price Yield(2)	7.35%
	Moody’s Ratings (as a % of total investments)

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PIMCO Income Opportunity Fund
Fund Performance & Statistics

April 30, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	16.16%	9.36%
1 Year	30.65%	23.55%
3 Year	19.63%	17.63%
Commencement of Operations (11/30/07) to 4/30/11	16.24%	15.85%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (11/30/07) to 4/30/11	Market Price	$28.75
Market Price	NAV	$27.10
NAV	Premium to NAV	6.09%
	Market Price Yield(2)	7.93%
	Moody’s Ratings (as a % of total investments, before securities sold short)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in Fund dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income for Corporate Income and net investment income and short-term capital gains, if any, for Income Opportunity) payable to common shareholders by the market price per common share at April 30, 2011.

PIMCO Corporate Income Fund
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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 66.7%

Airlines – 2.1%
	American Airlines Pass Through Trust,
$1,000	7.858%, 4/1/13, (AGC)	Ba1/BBB-	$1,022,500
1,959	10.375%, 1/2/21	Baa3/A-	2,282,293
1,941	Continental Airlines Pass Through Trust, 9.798%, 4/1/21	Ba3/B	2,047,587
8,528	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Ba3/BB+	8,506,929
	United Air Lines Pass Through Trust,
1,396	7.336%, 1/2/21 (a) (b) (d) (j) (acquisition cost-$1,396,020; purchased 6/19/07)	Ba2/B+	1,312,259
2,833	10.40%, 5/1/18 (i)	Baa2/BBB+	3,243,693
			18,415,261
Automotive – 0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/B+	1,876,091
Banking – 8.8%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523%, 11/8/12 (a) (d) (g)	Ba3/BB+	3,840,000
2,400	AgFirst Farm Credit Bank, 7.30%, 5/31/11 (a) (b) (d) (g) (j) (acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	NR/A	2,149,284
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	1,185,937
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a) (d) (g)	Baa2/A-	4,809,300
7,760	10.179%, 6/12/21 (a) (d) (i)	Baa1/A	10,133,861
£200	14.00%, 6/15/19 (g)	Baa2/A-	438,467
$5,000	BPCE S.A., 12.50%, 9/30/19 (a) (b) (d) (g) (i) (j) (acquisition cost-$5,600,000; purchased 1/11/11)	Baa3/NR	5,839,315
25,290	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a) (d) (g) (i)	A2/AA-	33,101,525
2,000	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Baa3/BBB	2,019,620
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	A3/A-	1,360,000
€4,100	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	Baa1/BBB+	6,239,715
	Regions Financial Corp.,
$1,900	7.375%, 12/10/37	B1/BB	1,881,000
3,400	7.75%, 11/10/14	Ba3/BB+	3,717,370
£1,200	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	Baa2/A-	2,197,245
			78,912,639
Building & Construction – 0.3%
$1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a) (d)	Ba3/BB-	1,122,500
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,889,424
			3,011,924
Energy – 0.5%
4,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	Caa3/CC	3,999,000
Financial Services – 33.3%
2,300	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a) (d)	Caa2/CCC-	1,529,500

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Ally Financial, Inc.,
$240	5.35%, 1/15/14	B1/B	$234,087
70	5.75%, 1/15/14	B1/B	68,959
372	5.85%, 6/15/13	B1/B	369,075
225	6.00%, 7/15/13	B1/B	223,828
34	6.00%, 3/15/19	B1/B	31,134
494	6.00%, 9/15/19	B1/B	450,791
492	6.05%, 8/15/19	B1/B	449,982
659	6.125%, 10/15/19	B1/B	602,624
343	6.15%, 9/15/19	B1/B	316,144
5	6.15%, 10/15/19	B1/B	4,612
10	6.20%, 4/15/19	B1/B	9,237
517	6.25%, 12/15/18	B1/B	481,712
10	6.25%, 4/15/19	B1/B	9,259
182	6.25%, 5/15/19	B1/NR	168,252
10	6.25%, 7/15/19	B1/B	9,264
620	6.30%, 8/15/19	B1/B	576,674
210	6.35%, 5/15/13	B1/B	209,804
5	6.35%, 7/15/19	B1/B	4,662
158	6.40%, 12/15/18	B1/B	148,566
133	6.50%, 2/15/16	B1/B	128,336
771	6.50%, 6/15/18	B1/B	734,996
666	6.50%, 11/15/18	B1/B	631,995
879	6.50%, 12/15/18	B1/B	831,433
11	6.50%, 5/15/19	B1/B	10,340
55	6.50%, 1/15/20	B1/B	51,684
78	6.60%, 5/15/18	B1/B	75,053
476	6.65%, 6/15/18	B1/B	457,805
770	6.65%, 10/15/18	B1/B	740,136
682	6.70%, 6/15/18	B1/B	657,725
250	6.70%, 11/15/18	B1/B	240,136
499	6.70%, 12/15/19	B1/B	474,612
896	6.75%, 7/15/12	WR/NR	892,756
2,000	6.75%, 12/1/14	B1/B	2,132,252
195	6.75%, 8/15/16	B1/B	189,851
10	6.75%, 6/15/17	B1/B	9,745
26	6.75%, 3/15/18	B1/B	25,256
554	6.75%, 7/15/18	B1/B	533,922
113	6.75%, 9/15/18	B1/B	108,156
432	6.75%, 10/15/18	B1/B	417,398
125	6.75%, 11/15/18	B1/B	120,379
293	6.75%, 5/15/19	B1/B	279,538
182	6.75%, 6/15/19	B1/B	173,875
682	6.80%, 9/15/18	B1/B	654,601
135	6.80%, 10/15/18	B1/B	130,860
30	6.85%, 5/15/18	B1/B	29,263
80	6.875%, 7/15/18	B1/B	77,607
133	6.90%, 6/15/17	B1/B	130,558
535	6.90%, 7/15/18	B1/B	519,832
320	6.90%, 8/15/18	B1/B	309,913
133	7.00%, 2/15/18	B1/B	130,902
509	7.00%, 5/15/18	B1/B	500,380
60	7.00%, 8/15/18	B1/B	58,426

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$975	7.00%, 9/15/18	B1/B	$945,956
560	7.00%, 11/15/23	B1/B	531,892
107	7.05%, 3/15/18	B1/B	105,544
33	7.05%, 4/15/18	B1/B	32,549
105	7.125%, 10/15/17	B1/B	104,045
148	7.15%, 6/15/16	B1/B	146,208
143	7.15%, 9/15/18	B1/B	139,910
210	7.15%, 1/15/25	B1/B	201,004
270	7.25%, 9/15/17	B1/B	269,168
17	7.25%, 4/15/18	B1/B	16,930
1,215	7.25%, 8/15/18	B1/B	1,199,149
385	7.25%, 9/15/18	B1/B	378,699
50	7.25%, 3/15/25	B1/B	48,197
227	7.30%, 12/15/17	B1/B	226,746
61	7.30%, 1/15/18	B1/B	60,924
12,781	7.375%, 11/15/16	B1/B	12,743,999
80	7.375%, 4/15/18	B1/B	80,087
20	7.40%, 12/15/17	B1/B	20,047
16	7.50%, 11/15/16	B1/B	16,009
45	7.50%, 11/15/17	B1/B	45,115
23	7.50%, 12/15/17	B1/B	23,060
27	7.625%, 11/15/12	B1/B	27,167
6,000	8.30%, 2/12/15	B1/B	6,765,000
266	9.00%, 7/15/20	B1/B	268,039
2,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16)	Baa2/BB	2,105,000
	American General Finance Corp.,
€1,500	4.125%, 11/29/13	B3/B	2,043,934
$5,000	5.375%, 10/1/12	B3/B	5,025,000
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB+	3,912,500
	BNP Paribas,
6,700	7.195%, 6/25/37 (a) (d) (g) (i)	Baa1/A	6,700,000
€350	7.781%, 7/2/18 (g)	Baa1/A	554,691
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	2,621,876
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19 (i)	Baa1/BBB	2,297,379
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	1,629,375
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,510,375
1,558	Cedar Brakes II LLC, 9.875%, 9/1/13 (a) (d)	Baa3/BBB-	1,647,189
2,000	Cemex Finance LLC, 9.50%, 12/14/16 (a) (d)	NR/B	2,140,000
	CIT Group, Inc.,
255	7.00%, 5/1/13	B3/B+	260,438
980	7.00%, 5/1/14	B3/B+	1,000,737
280	7.00%, 5/1/15	B3/B+	284,463
467	7.00%, 5/1/16	B3/B+	471,189
653	7.00%, 5/1/17	B3/B+	660,074
19,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	20,566,800
1,600	Citigroup, Inc., 6.125%, 8/25/36 (i)	Baa1/A-	1,587,624
	Credit Agricole S.A., (g)
2,800	6.637%, 5/31/17 (a) (d) (i)	A3/A-	2,603,440
€2,000	7.875%, 10/26/19	A3/A-	3,080,792
$6,000	8.375%, 10/13/19 (a) (d) (i)	A3/A-	6,585,000
€8,000	FCE Bank PLC, 7.125%, 1/15/13	Ba2/BB	12,548,304

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$3,500	8.00%, 12/15/16	Ba2/BB-	$4,074,956
£500	General Electric Capital Corp., 6.50%, 9/15/67, (converts to FRN on 9/15/17) (a) (d)	Aa3/A+	822,647
	Goldman Sachs Group, Inc., (i)
$4,000	6.45%, 5/1/36	A2/A-	4,037,180
7,000	6.75%, 10/1/37	A2/A-	7,286,874
	International Lease Finance Corp.,
1,500	5.65%, 6/1/14	B1/BB+	1,535,625
2,900	6.75%, 9/1/16 (a) (d)	Ba3/BBB-	3,103,000
1,000	8.625%, 9/15/15 (a) (d)	B1/BB+	1,102,500
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	12,128,105
4,100	JPMorgan Chase Capital XX, 6.55%, 9/15/66, (converts to FRN on 9/15/36) (i)	A2/BBB+	4,238,600
	LBG Capital No.1 PLC,
€300	7.375%, 3/12/20	Ba3/BB	417,684
£100	7.588%, 5/12/20	Ba3/BB	160,354
£200	7.867%, 12/17/19	Ba3/BB	319,438
£400	7.869%, 8/25/20	Ba3/BB	651,430
$12,700	7.875%, 11/1/20 (a) (b) (d) (j) (acquisition cost-$10,447,750; purchased 12/7/09-4/16/10)	Ba3/BB	12,712,700
17,500	8.00%, 6/15/20 (a) (d) (g)	NR/BB-	17,150,000
8,500	8.50%, 12/17/21 (a) (d) (f) (g)	NR/BB-	8,346,652
£300	11.04%, 3/19/20	Ba3/BB	554,974
	LBG Capital No.2 PLC,
€400	8.875%, 2/7/20	Ba2/BB+	616,158
£3,100	9.125%, 7/15/20	Ba2/BB+	5,281,646
£500	9.334%, 2/7/20	Ba2/BB+	868,582
$13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (e)	WR/NR	3,445,000
4,100	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB	3,920,625
	SLM Corp.,
€1,150	1.503%, 6/17/13, FRN	Ba1/BBB-	1,582,124
$800	5.375%, 5/15/14	Ba1/BBB-	835,784
5,900	8.00%, 3/25/20	Ba1/BBB-	6,547,596
13,500	8.45%, 6/15/18	Ba1/BBB-	15,343,357
€4,000	Societe Generale, 7.756%, 5/22/13 (g)	Baa2/BBB+	5,998,658
	Springleaf Finance Corp.,
$2,200	5.40%, 12/1/15	B3/B	2,079,000
3,000	6.90%, 12/15/17	B3/B	2,827,500
4,000	UBS Preferred Funding Trust II, 7.247%, 6/26/11 (g) (i)	Baa3/BBB-	4,017,672
5,700	USB Capital IX, 3.50%, 5/31/11 (g) (i)	A3/BBB+	4,831,548
12,100	Wachovia Capital Trust III, 5.570%, 5/31/11 (g) (i)	Baa3/A-	11,223,355
14,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	15,470,000
7,200	Wells Fargo Capital X, 5.95%, 12/1/86, (converts to FRN on 12/15/36)	Baa1/A-	7,230,010
			297,350,845
Healthcare & Hospitals – 2.1%
	HCA, Inc.,
10,000	7.875%, 2/15/20	Ba3/BB	10,937,500
3,600	8.50%, 4/15/19	Ba3/BB	4,014,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,766,875
			18,718,375

PIMCO Corporate Income Fund
12	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Hotels/Gaming – 0.5%
	MGM Resorts International,
$700	10.375%, 5/15/14	Ba3/B	$812,875
1,050	11.125%, 11/15/17	Ba3/B	1,225,875
2,272	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (d)	Baa3/BB+	2,512,180
			4,550,930
Insurance – 15.1%
15,700	American General Capital II, 8.50%, 7/1/30	Baa2/BBB-	17,898,000
9,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d)	Baa2/BBB-	9,945,000
	American International Group, Inc.,
5,100	6.25%, 5/1/36 (i)	Baa1/A-	5,267,999
14,000	6.25%, 3/15/87	Baa2/BBB	13,335,000
MXN16,000	7.98%, 6/15/17	Baa1/A-	1,226,679
$32,750	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Baa2/BBB	36,925,625
18,700	8.25%, 8/15/18 (i)	Baa1/A-	22,270,466
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	7,015,469
$5,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a) (b) (d) (g) (j) (acquisition cost-$4,985,000; purchased 3/8/11-3/15/11)	A3/BBB+	5,134,955
2,600	Genworth Financial, Inc., 8.625%, 12/15/16 (i)	Baa3/BBB	2,900,321
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a) (d) (i)	Baa2/BBB	5,643,990
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a) (d) (i)	A3/A-	7,635,040
			135,198,544
Metals & Mining – 0.5%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Baa3/BBB-	220,759
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a) (d)	NR/BBB-	4,420,000
			4,640,759
Oil & Gas – 0.5%
4,300	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	4,558,452
Paper/Paper Products – 0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a) (d)	B2/B-	762,875
Telecommunications – 1.8%
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Baa3/BBB-	8,343,500
5,360	Qwest Corp., 7.20%, 11/10/26 (i)	Baa3/BBB-	5,427,000
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/BB-	2,252,829
			16,023,329
Transportation – 0.1%
$666	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	692,900
Utilities – 0.8%
3,900	AES Andres Dominicana, 9.50%, 11/12/20 (a) (d)	NR/B-	4,173,000
2,180	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a) (d)	Ba2/B+	2,062,825
1,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	1,094,440
			7,330,265
Total Corporate Bonds & Notes (cost-$493,600,450)			596,042,189

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4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	13

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

MORTGAGE-BACKED SECURITIES – 13.9%
$1,511	American Home Mortgage Assets, 0.443%, 9/25/46, CMO, FRN	C/D	$213,831
387	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	295,315
7,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	5,369,062
2,877	Bear Stearns Alt-A Trust, 5.068%, 11/25/36, CMO, VRN	Caa3/CCC	1,769,026
2,407	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a) (d)	NR/BB+	2,406,022
	Chase Mortgage Finance Corp., CMO
126	2.944%, 12/25/35, FRN	NR/CCC	122,486
4,087	3.157%, 3/25/37, FRN	Caa2/NR	3,339,609
3,087	6.00%, 7/25/37	NR/CCC	2,591,256
3,800	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	3,603,926
	Countrywide Alternative Loan Trust, CMO,
431	5.50%, 3/25/36	Caa3/NR	312,208
2,185	5.75%, 3/25/37	Caa3/CCC	1,715,147
1,357	6.50%, 8/25/36	Ca/CC	848,168
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
858	5.362%, 9/20/36, VRN	Ca/CC	519,969
3,541	5.50%, 10/25/35	Caa1/NR	3,441,041
3,589	5.75%, 3/25/37	NR/CCC	3,170,476
1,800	6.00%, 2/25/37	NR/CCC	1,552,856
1,600	6.00%, 3/25/37	NR/CCC	1,405,422
816	6.00%, 4/25/37	NR/CCC	758,728
15,000	6.00%, 5/25/37	Caa3/NR	12,052,402
	Credit Suisse Mortgage Capital Certificates, CMO,
1,742	6.00%, 2/25/37	NR/CCC	1,568,493
4,473	6.00%, 6/25/37	NR/D	3,952,287
	GSR Mortgage Loan Trust, CMO,
874	5.50%, 5/25/36	NR/CCC	768,105
9,572	6.00%, 2/25/36	NR/CCC	9,048,496
	JPMorgan Mortgage Trust, CMO,
5,078	5.00%, 3/25/37	NR/CCC	4,143,254
2,409	5.639%, 1/25/37, VRN	Caa2/NR	1,949,718
871	6.00%, 8/25/37	NR/CCC	791,746
6,211	Morgan Stanley Mortgage Loan Trust, 6.00%, 2/25/36, CMO	Caa2/CCC	5,436,858
1,472	Residential Accredit Loans, Inc., 0.443%, 5/25/37, CMO, FRN	C/CCC	409,610
3,474	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31, CMO	NR/BB-	3,474,634
1,083	Residential Asset Securitization Trust, 6.00%, 9/25/36, CMO	Ca/D	647,421
	Residential Funding Mortgage Securities I, CMO,
2,800	6.00%, 1/25/37	Caa2/NR	2,448,159
3,832	6.25%, 8/25/36	Caa1/CCC	3,459,421
1,185	Sequoia Mortgage Trust, 5.065%, 2/20/47, CMO, VRN	NR/CCC	1,011,295
1,387	Suntrust Adjustable Rate Mortgage Loan Trust, 5.825%, 2/25/37, CMO, FRN	NR/CCC	1,046,672
	WaMu Mortgage Pass Through Certificates, CMO,
1,372	5.569%, 7/25/37, VRN	NR/CC	974,170
15,860	5.673%, 7/25/37, FRN	NR/CCC	13,991,418
2,000	5.707%, 2/25/37, FRN	NR/CCC	1,741,440
827	5.848%, 9/25/36, VRN	NR/CCC	649,565

PIMCO Corporate Income Fund
14	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
$1,526	1.066%, 4/25/47	C/CCC	$322,164
1,461	1.146%, 5/25/47	C/CCC	415,205
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,498	2.739%, 7/25/36, FRN	NR/CCC	1,230,100
761	2.772%, 4/25/36, VRN	NR/BB+	651,355
280	3.329%, 5/25/36, FRN	Caa2/NR	225,246
8,397	4.776%, 7/25/36, FRN	NR/CCC	6,993,212
4,679	4.958%, 10/25/36, FRN	NR/CCC	3,875,447
1,800	6.00%, 7/25/37	B3/BB	1,710,849
5,700	6.00%, 8/25/37	Caa1/NR	5,431,202
Total Mortgage-Backed Securities (cost-$114,044,817)			123,854,492

MUNICIPAL BONDS – 10.2%

California – 5.5%
9,000	Alameda Cnty. JT Powers Auth. Rev., 7.046%, 12/1/44	A1/AA	9,256,860
7,700	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	A1/A+	8,327,550
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A2/NR	2,641,056
20,000	State Public Works Board Rev., 8.361%, 10/1/34, Ser. G-2	A2/BBB+	21,313,600
7,400	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	7,628,364
			49,167,430
Colorado – 0.6%
5,000	Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	5,346,200
Louisiana – 0.2%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	A3/BBB	849,728
820	8.55%, 12/1/34	A3/BBB	854,219
300	8.80%, 12/1/39	A3/BBB	315,606
			2,019,553
Ohio – 1.9%
14,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	16,397,360
Texas – 2.0%
17,200	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	17,980,364
Total Municipal Bonds (cost-$86,613,886)			90,910,907

SENIOR LOANS (a) (c) – 2.4%

Financial Services – 2.4%
20,000	American General Finance Corp., 7.25%, 4/21/15		20,065,280
1,078	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,095,358
Total Senior Loans (cost-$20,862,126)			21,160,638

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	15

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value

PREFERRED STOCK – 2.3%

Banking – 0.2%
30,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (j) (acquisition cost-$1,678,450; purchased 2/26/10-2/1/11)	NR/A	$1,590,267
Financial Services – 2.1%
100,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	NR/BB+	2,776,000
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (g)	Caa1/CC	2,612,000
512,000	GMAC Capital Trust I, 8.125%, 2/15/16 (k)	B3/CC	13,376,000
			18,764,000
Total Preferred Stock (cost-$19,478,450)			20,354,267

CONVERTIBLE PREFERRED STOCK – 2.2%

Financial Services – 1.0%
8,050	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	8,689,814
Insurance – 0.1%
195,785	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	587,355
Utilities – 1.1%
	PPL Corp.,
103,400	8.75%, 5/1/14	NR/NR	5,552,580
90,000	9.50%, 7/1/13	NR/NR	5,101,200
			10,653,780
Total Convertible Preferred Stock (cost-$16,680,080)			19,930,949

Principal Amount (000s)

SOVEREIGN DEBT OBLIGATIONS – 0.7%

Brazil – 0.7%
BRL8,400	Brazil Government International Bond, 12.50%, 1/5/22 (cost-$4,883,650)	Baa3/BBB-	6,492,753

ASSET-BACKED SECURITIES – 0.3%
$2,382	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	1,453,024
1,581	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,111,435
Total Asset-Backed Securities (cost-$2,377,568)			2,564,459

SHORT-TERM INVESTMENTS – 1.3%

U.S. Treasury Obligations (h) (l) – 0.3%
	U.S. Treasury Bills,
2,908	0.127%-0.173%, 8/4/11-9/15/11 (cost-$2,906,689)		2,907,443

PIMCO Corporate Income Fund
16	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Corporate Notes – 0.3%

Financial Services – 0.1%
	Ally Financial, Inc., FRN,
$265	1.992%, 6/15/11	B1/B	$265,339
90	2.042%, 9/15/11	B1/B	90,098
130	2.142%, 12/15/11	B1/B	129,134
50	2.151%, 1/16/12	B1/B	49,631
115	2.251%, 1/17/12	B1/B	114,229
149	2.342%, 12/15/11	B1/B	148,188
100	2.382%, 2/15/12	B1/B	99,275
76	2.532%, 2/15/12	B1/B	75,536
40	2.592%, 3/15/12	B1/B	39,759
			1,011,189
Utilities – 0.2%
849	East Coast Power LLC, 7.066%, 3/31/12 (i)	Baa3/BBB	860,536
Total Corporate Notes (cost-$1,835,033)			1,871,725

Repurchase Agreements – 0.7%
5,500	Barclays Capital, Inc., dated 4/29/11, 0.05%, due 5/2/11, proceeds $5,500,023; collateralized by Ginnie Mae, 4.50%, due 9/20/40, valued at $5,643,668 including accrued interest		5,500,000
1,098	State Street Bank & Trust Co., dated 4/29/11, 0.01%, due 5/2/11, proceeds $1,098,001; collateralized by U.S. Treasury Bills, 0.025%, due 7/21/11, valued at $1,124,935		1,098,000
Total Repurchase Agreements (cost-$6,598,000)			6,598,000
Total Short-Term Investments (cost-$11,339,722)			11,377,168
Total Investments (cost-$769,880,749) – 100.0%			$892,687,822

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	17

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 92.8%

$421	Adjustable Rate Mortgage Trust, 2.956%, 1/25/36, CMO, VRN	Caa3/CCC	$302,799
£400	Auburn Securities PLC, 1.021%, 10/1/41, CMO, FRN	Aaa/AAA	597,222
$688	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	C/NR	93,110
	Banc of America Commercial Mortgage, Inc., CMO,
2,600	5.802%, 6/10/49, VRN (i)	Aa3/A-	2,802,519
3,000	5.889%, 7/10/44, VRN (i)	NR/A+	3,320,014
863	5.918%, 4/11/36, (a) (d)	NR/AA-	733,584
	Banc of America Funding Corp., CMO,
467	2.627%, 12/20/36, VRN	Ba3/AAA	448,533
3,343	2.874%, 3/20/36, FRN	Caa2/B-	2,472,689
2,480	2.949%, 12/20/34, VRN	NR/A-	1,724,707
625	3.085%, 12/20/34, VRN	NR/BB+	424,151
2,204	5.948%, 10/20/46, FRN	NR/CCC	1,479,164
	Banc of America Large Loan, Inc., CMO, FRN (a) (d),
5,000	0.969%, 8/15/29 (i)	Aaa/AA	4,684,976
2,944	1.969%, 11/15/15	NR/NR	2,814,902
	Banc of America Mortgage Securities, Inc., CMO,
130	2.866%, 6/25/35	Caa1/NR	103,468
1,385	2.866%, 6/25/35, FRN	B2/NR	1,293,885
535	3.166%, 9/25/34, FRN	Ba2/NR	498,612
440	3.202%, 10/20/46, FRN	NR/CCC	245,034
2,588	5.079%, 6/25/35, FRN	B3/NR	2,356,968
1,115	5.50%, 4/25/34	NR/AAA	1,115,702
1,420	5.75%, 8/25/34 (i)	NR/AAA	1,481,745
€1,831	Bancaja Fondo de Titulizacion de Activos, 1.198%, 5/22/50, CMO, FRN	Aa3/AA	2,200,947
	BCAP LLC Trust, CMO (a) (d),
$2,532	5.00%, 11/26/37, VRN (i)	NR/BBB	2,483,435
550	5.059%, 3/26/36, FRN	NR/NR	510,699
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
1,623	2.75%, 5/25/34, FRN (i)	A2/A+	1,593,752
2,058	2.845%, 10/25/36, VRN	NR/CCC	1,409,405
224	2.950%, 9/25/34, VRN	Baa2/AA	170,732
947	2.973%, 1/25/35, FRN	Aa2/AA+	880,338
2,226	5.260%, 3/25/35, VRN	Caa1/BB-	1,998,288
342	5.442%, 9/25/34, VRN	A2/AA-	338,141
976	5.609%, 8/25/47, VRN	NR/CCC	704,519
742	5.789%, 6/25/47, VRN	NR/CCC	625,420
	Bear Stearns Alt-A Trust, CMO,
3,804	0.373%, 6/25/46, FRN	Ca/D	1,732,919
2,182	0.563%, 1/25/35, FRN (i)	Baa2/AAA	1,828,071
1,278	0.813%, 6/25/34, FRN (i)	Baa3/AAA	1,011,617
648	2.658%, 4/25/35, VRN	Ca/CCC	472,621
1,075	2.835%, 5/25/35, VRN	Caa2/B-	660,131
1,893	2.987%, 5/25/36, VRN	Ca/CC	1,164,346
2,043	3.003%, 9/25/34, FRN (i)	B1/AAA	1,614,021
1,154	3.389%, 9/25/34, VRN (i)	A2/AAA	970,691
7,400	4.260%, 8/25/36, VRN	Ca/D	4,604,115
673	5.029%, 7/25/35, FRN	Caa3/CCC	480,759
1,410	5.238%, 11/25/36, VRN	Caa3/CCC	933,643
133	5.518%, 11/25/35, VRN	Caa3/CCC	100,283
1,245	5.969%, 8/25/36, VRN	Caa3/CCC	841,668

PIMCO Corporate Income Fund
18	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Bear Stearns Commercial Mortgage Securities, CMO (i),
$2,256	0.329%, 3/15/19, FRN (a) (d)	Aaa/AA	$2,224,454
1,000	5.694%, 6/11/50, VRN	NR/A+	1,102,925
2,500	5.810%, 3/13/40, VRN (a) (d)	NR/BBB+	2,175,052
4,200	5.906%, 6/11/40, VRN	Aaa/NR	4,651,517
1,518	7.00%, 5/20/30, VRN	Aaa/AAA	1,678,396
£681	Bluestone Securities PLC, 1.028%, 6/9/43, CMO, FRN	NR/AAA	1,014,628
$4,784	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a) (d)	C/CCC+	2,534,920
	Chase Mortgage Finance Corp., CMO,
2,919	5.50%, 11/25/21	Caa1/CCC	2,761,955
2,600	6.00%, 3/25/37	Caa3/CCC	2,203,119
	Citigroup Mortgage Loan Trust, Inc., CMO,
1,191	2.828%, 3/25/37, VRN	NR/CCC	826,877
1,075	5.50%, 11/25/35	NR/CCC	881,819
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO (i)	Aaa/A-	5,914,164
2,030	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO (i)	Aaa/NR	2,198,809
	Countrywide Alternative Loan Trust, CMO,
1,791	0.408%, 12/20/46, FRN	Ca/CCC	1,016,859
1,999	0.463%, 6/25/37, FRN	Ca/NR	942,867
4,367	0.563%, 5/25/36, FRN	Caa3/CCC	2,464,877
4,357	0.584%, 11/20/35, FRN	Caa3/CCC	2,699,930
685	5.50%, 10/25/35	Caa2/CCC	613,060
722	6.00%, 11/25/35	Caa3/CCC	475,290
842	6.00%, 4/25/36	Caa3/CCC	618,354
1,743	6.00%, 4/25/37	NR/CC	1,164,269
3,318	6.00%, 5/25/37	Caa3/CC	2,321,805
906	6.25%, 8/25/37	Caa3/D	601,196
1,378	6.50%, 9/25/32	Caa1/CCC	1,329,502
2,453	6.50%, 7/25/35	Ca/CCC	1,533,775
1,268	6.50%, 6/25/36	Ca/NR	779,218
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,743	0.533%, 3/25/35, FRN	Caa2/AAA	1,161,017
96	0.633%, 11/25/34, FRN (a) (d)	Ba1/A	84,353
734	2.849%, 6/20/35, VRN	Caa3/B-	534,949
281	2.856%, 8/20/35, VRN	Caa3/CCC	215,586
66	2.975%, 10/20/35, VRN	Caa3/CCC	45,829
174	2.984%, 8/25/34, VRN	Caa1/B+	137,790
6,563	3.084%, 11/25/35, FRN	NR/CCC	4,732,174
2,469	3.449%, 3/25/37, VRN	Ca/CC	1,306,548
661	5.50%, 8/25/35	NR/CCC	607,466
2,133	5.743%, 9/25/47, VRN	NR/CCC	1,623,710
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
788	1.363%, 3/25/34, FRN	Aa2/AA+	660,127
3,068	7.50%, 5/25/32 (i)	A2/AAA	3,237,642
	Credit Suisse Mortgage Capital Certificates, CMO,
1,868	0.389%, 10/15/21, FRN (a) (d) (i)	Aa2/AAA	1,807,619
1,240	0.813%, 7/25/36, FRN	Caa3/D	636,906
1,500	5.467%, 7/18/16, VRN (a) (d) (i)	NR/NR	1,475,429
875	5.896%, 4/25/36	Caa3/CCC	647,013
2,000	6.417%, 2/15/41, VRN (i)	NR/AA	2,200,039

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	19

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$726	6.50%, 5/25/36	Ca/D	$425,890
986	6.50%, 7/26/36	NR/D	575,248
€5,412	DECO Series, 1.516%, 10/27/20, CMO, FRN	Aaa/A	7,067,931
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, CMO,
$1,270	0.363%, 2/25/47, FRN	Ca/CCC	721,441
321	6.25%, 7/25/36, VRN	Caa2/CC	224,919
1,423	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (i)	Aa1/AAA	1,481,280
1,822	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.394%, 4/19/48, CMO, FRN	C/CCC	662,624
	EMF-NL, CMO, FRN,
€1,000	2.132%, 4/17/41	Aa1/AA+	1,192,326
€800	2.332%, 7/17/41	NR/AA	870,979
€1,000	2.582%, 10/17/41	NR/AA+	1,259,084
$1,552	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a) (d)	B1/NR	1,480,289
	First Horizon Alternative Mortgage Securities, CMO,
465	2.343%, 2/25/36, FRN	Caa2/CCC	323,940
644	2.369%, 8/25/35, FRN	C/CCC	154,841
1,338	2.375%, 2/25/35, FRN (i)	NR/BBB-	1,119,452
913	2.462%, 5/25/36, FRN	Ca/NR	518,036
3,463	5.348%, 11/25/36, FRN	NR/D	1,893,507
313	6.25%, 11/25/36	NR/CCC	234,282
	First Horizon Asset Securities, Inc., CMO,
2,534	5.389%, 1/25/37, FRN	NR/CCC	2,025,696
391	5.50%, 8/25/35	C/NR	155,313
539	5.849%, 7/25/37, FRN	NR/CC	476,098
53,684	FREMF Mortgage Trust, 0.10%, 5/25/20, CMO, IO, VRN (b) (f)	NR/NR	320,514
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
444	3.001%, 6/25/34	NR/AAA	389,247
453	3.125%, 6/25/34	NR/AAA	397,946
247	3.302%, 7/19/35	Caa2/CCC	219,145
2,271	Greenpoint Mortgage Funding Trust, 0.393%, 1/25/37, CMO, FRN	Caa3/A-	1,428,964
	Greenwich Capital Commercial Funding Corp., CMO (i),
801	0.383%, 11/5/21, FRN (a) (d)	NR/BBB-	783,473
3,000	5.224%, 4/10/37, VRN	Aaa/A+	3,238,589
3,000	5.444%, 3/10/39	Aaa/A	3,266,870
	GS Mortgage Securities Corp. II, CMO (a) (d),
10,390	1.714%, 8/10/43, IO, VRN	Aaa/NR	986,998
140	5.329%, 3/6/20, FRN	NR/BB	139,457
	GSR Mortgage Loan Trust, CMO,
1,324	0.663%, 7/25/37, FRN	NR/CCC	1,013,054
3,795	2.809%, 1/25/36, VRN (i)	NR/B+	3,167,840
76	3.147%, 12/25/34, VRN	B3/BBB-	57,279
2,742	5.50%, 7/25/35	Caa1/BBB-	2,592,223
138	6.00%, 9/25/34	NR/AAA	140,318
	Harborview Mortgage Loan Trust, CMO,
3,836	0.404%, 2/19/46, FRN	Caa2/AAA	2,231,970
7,073	0.424%, 11/19/36, FRN (i)	Caa3/B-	4,739,584
284	0.534%, 1/19/35, FRN	Caa2/AAA	185,115
730	0.774%, 6/19/34, FRN	A2/AAA	557,246
3,257	5.598%, 6/19/36, VRN	Ca/D	2,018,107
712	5.75%, 8/19/36, VRN	NR/CCC	489,992
840	Homebanc Mortgage Trust, 0.463%, 3/25/35, CMO, FRN	Caa1/AA-	620,834
€1,272	IM Pastor FTH, 1.312%, 3/22/44, CMO, FRN	Aa2/AA	1,432,675

PIMCO Corporate Income Fund
20	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$690	Impac CMB Trust, 0.473%, 11/25/35, CMO, FRN	Caa2/CC	$417,724
	Indymac INDA Mortgage Loan Trust, CMO, VRN,
3,020	4.826%, 12/25/36	Caa2/CCC	2,075,877
12,858	5.519%, 6/25/37	Caa2/CCC	10,501,254
	Indymac Index Mortgage Loan Trust, CMO,
463	1.013%, 8/25/34	Caa1/AA+	322,323
957	1.073%, 9/25/34, FRN	Caa1/BBB+	686,492
800	4.803%, 6/25/37, VRN	Ca/D	451,092
2,388	5.013%, 5/25/37, VRN	Ca/D	1,423,671
3,000	5.514%, 11/25/36, VRN	Ca/CCC	2,351,255
511	5.555%, 5/25/37, FRN	C/D	90,504
	JLOC Ltd., CMO, FRN,
¥17,563	0.418%, 1/15/15 (b)	Aa3/A+	201,493
¥84,626	0.449%, 2/16/16	Aaa/AAA	949,389
	JPMorgan Alternative Loan Trust, CMO, VRN,
$1,040	3.369%, 5/25/36	NR/CCC	696,731
1,205	5.50%, 11/25/36	B3/CCC	1,183,644
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
5,000	0.669%, 7/15/19, FRN (a) (d) (i)	Baa1/NR	4,545,492
3,000	5.42%, 1/15/49 (i)	Aaa/NR	3,256,537
4,000	5.717%, 3/18/51, VRN (a) (d) (i)	A1/NR	4,160,806
100	5.794%, 2/12/51, VRN	Aaa/A+	110,532
	JPMorgan Mortgage Trust, CMO,
3,000	2.987%, 11/25/35, VRN	Caa1/B+	2,390,112
583	4.785%, 7/25/35, VRN	B3/B+	547,792
130	5.097%, 10/25/36, VRN	Caa2/NR	95,192
994	5.189%, 6/25/37, VRN	NR/CCC	791,521
2,831	5.50%, 11/25/34 (i)	Aaa/NR	2,852,948
2,347	5.714%, 5/25/36, VRN	Caa2/NR	1,966,743
448	6.00%, 8/25/37	NR/CC	407,180
	Landmark Mortgage Securities PLC, CMO, FRN,
£2,070	1.026%, 6/17/38	NR/AAA	3,029,735
€789	1.387%, 6/17/38	NR/AAA	1,046,320
$500	LB Commercial Conduit Mortgage Trust, 6.141%, 7/15/44, CMO, VRN	Aaa/A	555,121
	LB-UBS Commercial Mortgage Trust, CMO (i),
1,277	5.347%, 11/15/38	NR/AAA	1,391,691
2,000	5.43%, 2/15/40	NR/A+	2,171,498
	Lehman Mortgage Trust, CMO,
6,033	6.00%, 5/25/37	NR/D	4,990,297
1,367	6.463%, 4/25/36, VRN	Caa1/CCC	1,312,125
	MASTR Adjustable Rate Mortgage Trust, CMO,
1,859	0.423%, 4/25/46, FRN	Caa2/A	1,038,041
1,125	1.046%, 1/25/47, FRN	Caa3/CCC	528,837
1,563	3.124%, 10/25/34, VRN	NR/A	1,217,844
3,050	Merrill Lynch Mortgage Investors, Inc., 2.665%, 12/25/35, CMO, VRN	NR/B+	2,202,815
900	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.70%, 9/12/49, CMO (i)	NR/A+	982,631
535	MLCC Mortgage Investors, Inc., 5.671%, 5/25/36, CMO, FRN	B3/AAA	514,424
	Morgan Stanley Capital I, CMO,
645	5.569%, 12/15/44	NR/A+	691,542
2,880	5.594%, 3/12/44, VRN (i)	Aaa/AAA	3,155,868
3,000	5.692%, 4/15/49, VRN (i)	Aa2/A-	3,255,053

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	21

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Morgan Stanley Mortgage Loan Trust, CMO,
$1,489	2.600%, 7/25/35, VRN	NR/B-	$1,104,575
767	3.200%, 1/25/35, VRN	NR/CCC	96,734
1,257	5.75%, 12/25/35	Caa3/CCC	998,873
1,000	6.00%, 8/25/37	NR/CCC	885,378
	Morgan Stanley Reremic Trust, CMO (a) (d),
6,200	zero coupon, 7/17/56, PO (f)	Baa2/NR	5,044,820
1,400	6.002%, 8/12/45, VRN (i)	A3/NR	1,471,336
5,600	6.002%, 8/12/45, VRN (i)	Aaa/NR	6,212,717
	Prime Mortgage Trust,
7,756	0.563%, 6/25/36, FRN	NR/D	3,751,749
527	7.00%, 7/25/34	Caa2/B-	513,890
2,000	Prudential Securities Secured Financing Corp., 6.755%, 6/16/31, CMO, VRN (a) (d)	NR/NR	1,987,810
	RBSCF Trust, CMO, VRN (a) (d),
2,000	5.223%, 8/16/48 (i)	NR/NR	2,023,372
937	5.331%, 2/16/44	NR/NR	956,435
£1,596	Real Estate Capital PLC, 1.019%, 7/15/16, CMO, FRN	NR/AAA	2,479,477
$79	Regal Trust IV, 3.008%, 9/29/31, CMO, FRN (a) (d)	NR/NR	74,781
	Residential Accredit Loans, Inc., CMO,
610	0.393%, 6/25/46, FRN	Caa2/CCC	245,985
1,667	0.613%, 10/25/45, FRN	Caa3/B-	1,003,314
339	5.50%, 4/25/37	Caa3/D	214,362
1,458	6.00%, 8/25/35	NR/CCC	1,227,409
1,459	6.00%, 1/25/37	Caa3/D	1,002,014
1,100	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/D	791,436
	Residential Funding Mortgage Securities I, CMO,
863	5.768%, 7/27/37, VRN	NR/D	647,257
1,748	6.00%, 6/25/37	NR/D	1,434,439
	RMAC Securities PLC, CMO, FRN,
£1,166	0.957%, 6/12/44	Aa1/AAA	1,744,582
€1,052	1.325%, 6/12/44	Aa1/AAA	1,401,806
$1,142	Salomon Brothers Mortgage Securities VII, Inc., 6.50%, 2/25/29, CMO	NR/BB	1,195,113
	Sequoia Mortgage Trust, CMO,
2,333	0.413%, 7/20/36, FRN	B1/BBB+	1,913,460
3,688	0.433%, 3/20/35, FRN (i)	Baa2/AAA	3,079,285
958	5.340%, 1/20/38, VRN	NR/D	610,288
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
61	2.614%, 8/25/34	Ba3/AA	53,738
4,231	5.579%, 11/25/36	NR/CC	3,241,816
5,434	5.606%, 4/25/36	NR/CC	4,226,142
2,838	5.759%, 1/25/36	NR/CCC	2,177,307
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
39	0.413%, 9/25/47	Aa3/BBB	37,919
4,465	0.423%, 8/25/36	Caa3/CCC	2,927,635
369	0.443%, 5/25/45	Caa3/AAA	249,002
1,279	0.544%, 10/19/34 (i)	Aa3/AAA	1,172,425
1,127	Structured Asset Securities Corp., 2.519%, 1/25/34, CMO, VRN (i)	Ba3/A-	1,020,398
1,037	Suntrust Adjustable Rate Mortgage Loan Trust, 5.823%, 10/25/37, CMO, FRN	Caa1/CCC	919,589
€227	Talisman Finance PLC, 1.527%, 4/22/17, CMO, FRN	A3/A+	297,655
$756	TBW Mortgage-Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	578,383

PIMCO Corporate Income Fund
22	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,000	UBS Commercial Mortgage Trust, 0.794%, 7/15/24, CMO, FRN (a) (d)	Baa2/B+	$907,890
	Wachovia Bank Commercial Mortgage Trust, CMO,
510	0.309%, 9/15/21, FRN (a) (d)	Aaa/AA+	505,645
5,000	0.339%, 9/15/21, FRN (a) (d) (i)	Baa2/A+	4,770,638
3,490	5.924%, 5/15/43, VRN (i)	Aaa/NR	3,889,673
	WaMu Mortgage Pass Through Certificates, CMO,
80	0.503%, 10/25/45, FRN	B2/AAA	67,358
306	0.67%, 5/25/44, FRN	Ba3/AAA	247,938
240	2.255%, 3/25/33, FRN	A2/AAA	229,218
730	2.719%, 7/25/42, FRN	Ba3/AAA	649,973
3,045	2.979%, 2/25/37, VRN	NR/CCC	2,417,766
4,451	2.984%, 7/25/46, FRN (i)	B2/B-	3,398,306
4,675	3.418%, 7/25/37, FRN	NR/CC	2,828,274
3,739	4.547%, 12/25/36, VRN	NR/CCC	2,992,087
4,254	5.333%, 6/25/37, FRN	NR/CCC	3,124,424
1,575	5.362%, 3/25/37, VRN	NR/CCC	1,145,481
9,265	5.424%, 2/25/37, VRN (i)	NR/CC	6,563,501
940	5.601%, 11/25/36, FRN	NR/CCC	697,697
3,388	5.619%, 7/25/37, FRN	NR/CCC	2,725,368
2,576	5.687%, 2/25/37, FRN	NR/CCC	1,961,003
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
1,350	1.156%, 10/25/46, FRN	Ca/CC	661,455
5,509	5.50%, 7/25/35	Caa2/B+	4,148,523
76	Washington Mutual MSC Mortgage Pass Through Certificates, 2.475%, 6/25/33, CMO, FRN	Aa2/AAA	47,023
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,320	0.713%, 7/25/37, FRN	B3/NR	1,087,067
5,086	2.739%, 7/25/36, FRN (i)	NR/CCC	4,177,507
781	2.767%, 3/25/36, VRN	NR/A	689,266
59	2.901%, 4/25/36, VRN	NR/CCC	51,342
168	2.901%, 4/25/36, VRN	NR/BB	152,428
88	5.388%, 9/25/36, FRN	NR/CCC	74,016
250	5.430%, 10/25/36, FRN	Caa2/NR	202,640
131	5.50%, 1/25/36	Ca/NR	87,597
2,700	5.705%, 10/25/36, VRN	Caa1/NR	2,294,908
90	5.818%, 10/25/36, FRN	Caa2/NR	72,254
2,622	5.821%, 9/25/36, FRN	Caa2/NR	2,150,154
Total Mortgage-Backed Securities (cost-$321,992,988)			366,042,067

CORPORATE BONDS & NOTES – 49.4%

Airlines – 6.5%
2,500	American Airlines, Inc., 10.50%, 10/15/12 (i)	B2/B	2,693,750
10,957	American Airlines Pass Through Trust, 6.817%, 11/23/12 (i)	B2/B+	10,984,393
	Continental Airlines Pass Through Trust (i),
1,117	7.707%, 10/2/22	Baa2/BBB	1,203,395
1,107	8.048%, 5/1/22	Baa2/BBB	1,204,004
1,952	Delta Air Lines, Inc., 7.75%, 6/17/21	Baa2/A-	2,128,130
859	Northwest Airlines, Inc., 1.063%, 11/20/15, FRN (MBIA) (i)	Baa2/A-	811,388

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	23

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Airlines (continued)
	United Air Lines Pass Through Trust (i),
$2,769	9.75%, 1/15/17	Baa2/BBB+	$3,149,231
2,833	10.40%, 5/1/18	Baa2/BBB+	3,243,693
			25,417,984
Banking – 11.8%
	Barclays Bank PLC (i),
3,000	6.05%, 12/4/17 (a) (d)	Baa1/A	3,195,924
£2,100	14.00%, 6/15/19 (g)	Baa2/A-	4,603,902
	BPCE S.A. (g),
€670	4.625%, 7/30/15	Baa3/BBB+	873,286
€965	5.25%, 7/30/14	Baa3/BBB+	1,318,538
€750	9.00%, 3/17/15	Baa3/BBB+	1,171,960
€350	9.25%, 4/22/15	Baa3/BBB+	545,619
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (i),
€3,000	6.875%, 3/19/20	NR/NR	4,547,143
$6,875	11.00%, 6/30/19 (a) (d) (g)	A2/AA-	8,998,536
7,300	Discover Bank, 7.00%, 4/15/20 (i)	Ba1/BBB-	8,228,538
£1,200	DnB NOR Bank ASA, 6.012%, 3/29/17 (g)	Baa3/BBB+	2,019,453
$5,000	Lloyds TSB Bank PLC, 6.375%, 1/21/21 (i)	Aa3/A+	5,370,895
5,000	Regions Financial Corp., 7.75%, 11/10/14 (i)	Ba3/BB+	5,466,720
			46,340,514
Financial Services – 12.6%
	Ally Financial, Inc. (i),
1,850	6.75%, 12/1/14	B1/B	1,972,333
5,000	8.30%, 2/12/15	B1/B	5,637,500
	AngloGold Ashanti Holdings PLC (i),
300	5.375%, 4/15/20	Baa3/BBB-	309,271
800	6.50%, 4/15/40	Baa3/BBB-	823,200
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a) (d) (i)	Baa3/BBB	2,129,240
	CIT Group, Inc. (i),
3,700	5.25%, 4/1/14 (a) (d)	B3/B+	3,792,049
1,207	7.00%, 5/1/13	B3/B+	1,230,658
449	7.00%, 5/1/14	B3/B+	458,626
449	7.00%, 5/1/15	B3/B+	456,380
748	7.00%, 5/1/16	B3/B+	755,955
1,048	7.00%, 5/1/17	B3/B+	1,058,993
	Credit Agricole S.A. (g),
£650	5.136%, 2/24/16	A3/A-	952,726
£500	7.589%, 1/30/20	A3/A-	820,559
£1,400	8.125%, 10/26/19	A3/A-	2,408,644
$4,600	Ford Motor Credit Co. LLC, 7.80%, 6/1/12 (i)	Ba2/BB-	4,871,386
5,000	HSBC Finance Corp., 6.676%, 1/15/21 (a) (d) (i)	Baa1/BBB+	5,320,080
£200	LBG Capital No.2 PLC, 15.00%, 12/21/19	Ba2/BB+	461,017
$2,500	Morgan Stanley, 0.758%, 10/15/15, FRN (i)	A2/A	2,411,715
	SLM Corp.,
150	0.574%, 1/27/14, FRN	Ba1/BBB-	146,253
€1,250	1.503%, 6/17/13, FRN (i)	Ba1/BBB-	1,719,700
$220	4.082%, 6/15/13, FRN	Ba1/BBB-	216,572
200	4.082%, 12/15/13, FRN	Ba1/BBB-	197,640
975	5.00%, 10/1/13 (i)	Ba1/BBB-	1,016,998
500	5.125%, 8/27/12 (i)	Ba1/BBB-	518,042

PIMCO Corporate Income Fund
24	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$100	5.375%, 1/15/13	Ba1/BBB-	$104,918
1,000	5.375%, 5/15/14 (i)	Ba1/BBB-	1,044,730
1,000	8.00%, 3/25/20 (i)	Ba1/BBB-	1,109,762
4,700	8.45%, 6/15/18 (i)	Ba1/BBB-	5,341,762
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g) (i)	Baa3/BBB-	2,525,000
			49,811,709
Healthcare & Hospitals – 0.8%
3,000	HCA, Inc., 8.50%, 4/15/19 (i)	Ba3/BB	3,345,000
Hotels/Gaming – 2.1%
1,600	MGM Resorts International, 9.00%, 3/15/20 (i)	Ba3/B	1,792,000
5,948	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (d) (i)	Baa3/BB+	6,577,343
			8,369,343
Insurance – 3.9%
	American International Group, Inc. (i),
1,650	6.25%, 5/1/36	Baa1/A-	1,704,353
3,700	6.40%, 12/15/20	Baa1/A-	4,057,868
6,400	8.25%, 8/15/18	Baa1/A-	7,621,977
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	2,016,947
			15,401,145
Oil & Gas – 6.4%
	Anadarko Petroleum Corp. (i),
$600	6.20%, 3/15/40	Ba1/BBB-	601,148
3,300	6.375%, 9/15/17	Ba1/BBB-	3,734,138
4,200	6.45%, 9/15/36	Ba1/BBB-	4,346,639
6,900	BP Capital Markets PLC, 4.75%, 3/10/19 (i)	A2/A	7,241,019
958	Global Geophysical Services, Inc., 10.50%, 5/1/17 (i)	B3/B	1,041,825
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (i)	Baa2/BBB	2,667,240
5,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a) (d) (i)	Baa3/NR	5,292,500
	Pride International, Inc. (i),
200	6.875%, 8/15/20	Ba1/BBB-	231,787
200	7.875%, 8/15/40	Ba1/BBB-	251,365
			25,407,661
Paper & Forest Products – 0.6%
2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (i)	Ba1/BBB-	2,165,966
Real Estate Investment Trust – 1.6%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (i)	Baa3/BBB-	1,040,996
4,750	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (i)	Ba1/BBB-	5,432,936
			6,473,932
Retail – 0.9%
2,933	CVS Pass Through Trust, 7.507%, 1/10/32 (a) (d) (i)	Baa2/BBB+	3,443,650
Telecommunications – 1.2%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (i)	Ba2/BB	2,070,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14 (i)	Baa3/BB-	2,050,000
500	Telecom Italia Capital S.A., 7.20%, 7/18/36 (i)	Baa2/BBB	515,848
			4,635,848

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	25

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Utilities – 1.0%
$1,600	AES Andres Dominicana, 9.50%, 11/12/20 (a) (d) (i)	NR/B-	$1,712,000
2,000	Energy Future Holdings Corp., 10.00%, 1/15/20 (i)	Caa3/B-	2,151,192
			3,863,192
Total Corporate Bonds & Notes (cost-$168,646,038)			194,675,944

ASSET-BACKED SECURITIES – 13.3%
736	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	616,974
1,999	Accredited Mortgage Loan Trust, 0.393%, 4/25/36, FRN	Caa2/B+	1,665,817
1,179	ACE Securities Corp., 0.613%, 8/25/45, FRN (i)	NR/AAA	1,110,082
	Advanta Business Card Master Trust, FRN,
773	0.463%, 6/20/14	Ca/CCC-	630,616
773	0.463%, 12/22/14	Ca/CCC-	630,631
870	American Express Credit Account Master Trust, 0.499%, 3/17/14, FRN (a) (d)	Baa2/BBB+	868,715
	Asset-Backed Funding Certificates, FRN,
16	0.773%, 10/25/33	Aaa/AAA	12,945
2,220	1.038%, 8/25/33 (i)	Ba3/AA	1,854,235
	Bear Stearns Asset-Backed Securities Trust,
513	0.713%, 9/25/34, FRN	NR/BBB	377,912
1,501	0.713%, 9/25/34, FRN	NR/A	1,181,498
1,684	3.392%, 7/25/36, VRN	NR/CC	805,081
774	Bear Stearns Second Lien Trust, 0.433%, 12/25/36, FRN (a) (d)	B3/B	729,472
	Conseco Finance Securitizations Corp.,
1,726	7.27%, 9/1/31	Caa1/CCC-	1,841,342
654	7.96%, 2/1/32	Ca/CCC-	582,209
330	7.97%, 5/1/32	Ca/CCC-	248,490
3,812	8.06%, 5/1/31	Ca/NR	2,966,607
	Conseco Financial Corp.,
323	6.22%, 3/1/30	NR/BBB-	344,440
373	6.33%, 11/1/29, VRN	Baa2/NR	379,032
272	6.53%, 2/1/31, VRN	NR/CCC-	261,169
232	6.86%, 3/15/28	A2/NR	243,493
461	7.05%, 1/15/27	B3/B	419,967
1,267	7.14%, 3/15/28 (i)	Baa1/NR	1,372,262
907	7.24%, 6/15/28, VRN	Baa1/NR	970,092
992	7.40%, 6/15/27 (i)	A2/AA	1,060,556
123	7.65%, 10/15/27, VRN	Aa1/AAA	128,183
	Countrywide Asset-Backed Certificates,
30	0.363%, 3/25/47, FRN	Caa3/B-	20,408
1,415	0.553%, 12/25/36, FRN (a) (d)	NR/CCC	637,148
1,595	0.603%, 11/25/34, FRN (i)	Aa3/AAA	1,478,193
543	0.773%, 8/25/32, FRN	Caa3/CCC	343,870
259	4.693%, 10/25/35, VRN	B1/BB-	236,547
1,220	Countrywide Home Equity Loan Trust, 0.569%, 3/15/29, FRN	Ba3/BBB-	1,167,100
3	Credit-Based Asset Servicing and Securitization LLC, 0.303%, 7/25/36, FRN	Baa2/AAA	3,471
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	1,071,171
1,058	GSAMP Trust, 0.513%, 5/25/36, FRN (a) (d)	NR/A	888,849

PIMCO Corporate Income Fund
26	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Home Equity Asset Trust, FRN,
$8	0.263%, 3/25/37	Aa2/AAA	$8,337
130	2.613%, 10/25/33	Caa2/B-	95,941
6,500	Indymac Residential Asset-Backed Trust, 0.533%, 4/25/47, FRN	Ca/CCC	2,912,887
	JPMorgan Mortgage Acquisition Corp., FRN,
134	0.263%, 10/25/36	Ba1/B-	131,047
14	0.293%, 8/25/36	Ca/CCC	4,398
119	Lehman XS Trust, 0.313%, 12/25/36, FRN	Caa1/D	115,468
	Long Beach Mortgage Loan Trust, FRN,
1,395	0.373%, 10/25/36	Ca/CCC	527,666
702	2.688%, 3/25/32	Ca/NR	418,119
2,955	Loomis Sayles CBO, 0.504%, 10/26/20, FRN (a) (d)	Aa1/A+	2,735,667
713	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	632,169
7,355	Merrill Lynch First Franklin Mortgage Loan Trust, 0.453%, 5/25/37, FRN (i)	Ca/CCC	3,491,084
2,111	Merrill Lynch Mortgage Investors, Inc., 0.713%, 6/25/36, FRN	Caa1/BB-	1,287,474
2,334	Morgan Stanley Dean Witter Capital I, 1.638%, 2/25/33, FRN	B1/AA	1,699,418
	Oakwood Mortgage Investors, Inc.,
43	0.449%, 5/15/13, FRN	Caa1/B-	33,918
1,275	8.00%, 10/15/26 (i)	NR/AAA	1,295,856
	Option One Mortgage Loan Trust,
11	0.333%, 2/25/38, FRN	Aa3/A	10,596
78	5.662%, 1/25/37	Caa2/CC	49,036
5,000	Origen Manufactured Housing, 7.65%, 3/15/32 (i)	B2/NR	5,073,724
54	Quest Trust, 1.113%, 6/25/34, FRN (a) (d)	Aa2/AA	54,308
	Residential Asset Mortgage Products, Inc.,
47	4.02%, 4/25/33, VRN	B2/CC	40,247
1,441	5.22%, 7/25/34, VRN	Caa1/CC	1,315,024
1,733	5.86%, 11/25/33	A2/AAA	1,453,392
	Residential Asset Securities Corp.,
51	0.403%, 3/25/36, FRN	Ba1/AAA	49,377
31	4.47%, 3/25/32, VRN	A2/AAA	31,000
559	Securitized Asset-Backed Receivables LLC Trust, 0.443%, 2/25/37, FRN	Ca/CCC	219,272
270	Specialty Underwriting & Residential Finance, 0.463%, 9/25/36, FRN	Ba3/A	263,454
1,059	Structured Asset Securities Corp., 0.513%, 6/25/35, FRN	Caa2/AA+	735,327
741	UCFC Home Equity Loan, 7.75%, 4/15/30, VRN	Ca/B-	536,439
Total Asset-Backed Securities (cost-$45,323,069)			52,369,222

SENIOR LOANS (a) (c) – 6.2%

Computer Services – 0.4%
1,749	First Data Corp., 3.002%, 9/24/14, Term B1		1,664,383
Financial Services – 4.1%
6,000	American General Finance Corp., 7.25%, 4/21/15		6,019,584
1,829	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,859,067
	International Lease Finance Corp.,
2,900	6.75%, 3/17/15, Term B1		2,922,008
2,100	7.00%, 3/17/16, Term B2		2,115,750
	iStar Financial, Inc.,
3,265	5.00%, 6/28/13, Term A1 (b) (j) (acquisition cost-$2,955,339; purchased 3/11/11)		3,246,173
			16,162,582

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	27

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Healthcare & Hospitals – 0.2%
$1,000	HCA, Inc., 2.557%, 11/17/13, Term B1		$999,719
Oil & Gas – 1.0%
3,895	Petroleum Export, 3.309%, 12/7/12, Term B		3,885,263
Printing/Publishing – 0.1%
515	Tribune Co., 5.00%, 6/4/09, Term X (b) (e) (j) (acquisition cost-$499,096; purchased 11/30/07-2/27/09)		353,162
Utilities – 0.4%
1,913	Texas Competitive Electric Holdings Co. LLC, 5.00%, 10/10/17		1,536,293
Total Senior Loans (cost-$24,499,020)			24,601,402

Shares

CONVERTIBLE PREFERRED STOCK – 4.3%

Financial Services – 3.9%
14,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	15,652,460
Utilities – 0.4%
25,500	PPL Corp., 9.50%, 7/1/13	NR/NR	1,445,340
Total Convertible Preferred Stock (cost-$10,478,225)			17,097,800

Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES – 3.9%
	Ginnie Mae, MBS,
$11	6.00%, 11/15/34	Aaa/AAA	12,697
228	6.00%, 12/15/36 (i)	Aaa/AAA	253,086
7	6.00%, 2/15/37	Aaa/AAA	7,330
1,683	6.00%, 2/15/37 (i)	Aaa/AAA	1,863,686
636	6.00%, 6/15/37 (i)	Aaa/AAA	703,948
813	6.00%, 8/15/37 (i)	Aaa/AAA	899,650
426	6.00%, 10/15/37 (i)	Aaa/AAA	471,847
11	6.00%, 12/15/37	Aaa/AAA	12,213
1,986	6.00%, 12/15/37 (i)	Aaa/AAA	2,198,408
163	6.00%, 3/15/38 (i)	Aaa/AAA	180,843
213	6.00%, 5/15/38 (i)	Aaa/AAA	235,811
209	6.00%, 6/15/38 (i)	Aaa/AAA	231,715
85	6.00%, 7/15/38 (i)	Aaa/AAA	93,746
251	6.00%, 9/15/38 (i)	Aaa/AAA	278,143
1,320	6.00%, 12/15/38 (i)	Aaa/AAA	1,460,619
5,663	6.00%, 10/15/39 (i)	Aaa/AAA	6,267,607
Total U.S. Government Agency Securities (cost-$14,814,608)			15,171,349

SOVEREIGN DEBT OBLIGATIONS – 1.5%

Philippines – 1.5%
5,000	Power Sector Assets & Liabilities Management Corp., 7.25%, 5/27/19 (cost-$5,585,957)	Ba3/BB	5,762,265

PIMCO Corporate Income Fund
28	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE BONDS – 1.1%

Real Estate Investment Trust – 1.1%
$3,800	SL Green Operating Partnership L.P., 3.00%, 10/15/17 (a) (d) (cost-$3,773,539)	NR/NR	$4,436,500

MUNICIPAL BONDS – 0.7%

California – 0.2%
775	Statewide Communities Dev. Auth. Rev., Lancer Student Housing Project, 9.50%, 6/1/14, Ser. B	NR/NR	793,197
West Virginia – 0.5%
3,030	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BB+	2,117,515
Total Municipal Bonds (cost-$3,680,266)			2,910,712

Shares
PREFERRED STOCK – 0.2%

Financial Services – 0.2%
	SLM Corp., CPI-Linked MTN, Ser. A (m),
32,400	4.70%, 3/15/17	Ba1/BBB-	738,396
8,500	4.75%, 1/16/18	Ba1/NR	193,800
Total Preferred Stock (cost-$460,125)			932,196

Principal Amount (000s)
U.S. TREASURY OBLIGATIONS – 0.1%

	U.S. Treasury Notes,
$270	0.375%, 10/31/12		269,958
100	2.375%, 8/31/14		103,883
Total U.S. Treasury Notes (cost-$374,030)			373,841

SHORT-TERM INVESTMENTS – 8.6%

Corporate Notes – 7.5%
Financial Services – 7.0%
	Ford Motor Credit Co. LLC (i),
3,000	3.033%, 1/13/12, FRN	Ba2/BB-	3,029,790
6,500	7.25%, 10/25/11	Ba2/BB-	6,669,065
2,525	9.875%, 8/10/11	Ba2/BB-	2,577,692
8,150	International Lease Finance Corp., 4.75%, 1/13/12 (i)	B1/BB+	8,292,625
940	SLM Corp., 0.504%, 10/25/11, FRN (i)	Ba1/BBB-	935,929
	Springleaf Finance Corp.,
3,000	0.560%, 12/15/11, FRN (i)	B3/B	2,959,575
€2,000	4.625%, 6/22/11	B3/NR	2,962,644
			27,427,320

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	29

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Insurance – 0.5%
$2,000	American International Group, Inc., 0.386%, 10/18/11, FRN (i)	Baa1/A-	$1,991,830
Total Corporate Notes (cost-$27,558,236)			29,419,150

Sovereign Debt Obligations – 0.5%

Brazil – 0.5%
BRL2,880	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12, Ser. F (cost-$1,617,688)	Baa3/NR	1,800,056

U.S. Treasury Obligations (h) (l) – 0.2%
980	U.S. Treasury Bills, 0.053%-0.150%, 7/7/11-9/15/11 (cost-$979,770)		979,845

U.S. Government Agency Securities – 0.0%
23	Freddie Mac, 0.221%, 5/4/11, FRN (cost-$23,000)	Aaa/AAA	23,000

Repurchase Agreements – 0.4%
1,500	Barclays Capital, Inc., dated 4/29/11, 0.03%, due 5/2/11, proceeds $1,500,004; collateralized by U.S. Treasury Notes, 4.50%, due 8/15/39, valued at $1,533,832 including accrued interest		1,500,000
304	State Street Bank & Trust Co., dated 4/29/11, 0.01%, due 5/2/11, proceeds $304,000; collateralized by U.S. Treasury Bills, 0.015%, due 5/12/11, valued at $314,998		304,000
Total Repurchase Agreements (cost-$1,804,000)			1,804,000
Total Short-Term Investments (cost-$31,982,694)			34,026,051
Total Investments, before securities sold short (cost-$631,610,559) – 182.1%			718,399,349

SECURITIES SOLD SHORT – (1.2)%

U.S. Treasury Obligations – (1.2)%
5,000	U.S. Treasury Notes, 2.625%, 11/15/20 (proceeds received-$4,719,355)		(4,734,765)
Total Investments, net of securities sold short (cost-$626,891,204) – 180.9%			713,664,584
Other liabilities in excess of other assets – (80.9)%			(319,264,627)
Net Assets – 100%			$394,399,957

PIMCO Corporate Income Fund
30	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Schedules of Investments

April 30, 2011 (unaudited) (continued)

(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $196,217,084 and $132,994,765, representing 22.0% of total investments for Corporate Income and 33.7% of net assets for Income Opportunity, respectively.

(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2011.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.
(f)

Fair-Valued–Securities with an aggregate value of $8,346,652 and $5,365,334, representing 0.9% of total investments for Corporate Income and 1.4% of net assets for Income Opportunity, respectively. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(i)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(j)

Restricted. The aggregate acquisition cost of such securities is $26,011,220 and $3,454,435 for Corporate Income and Income Opportunity, respectively. The aggregate market value is $28,738,780 and $3,599,335, representing 3.2% of total investments and 0.9% of net assets for Corporate Income and Income Opportunity, respectively.

(k)	Dividend rate is fixed until the first call date and variable thereafter.
(l)	Rates reflect the effective yields at purchase date.
(m)	Floating rate. The rate disclosed reflects the rate in effect on April 30, 2011.
Glossary:
AGC	-	insured by Assured Guaranty Corp.
BRL	-	Brazilian Real
	£-	British Pound
CBO	-	Collateralized Bond Obligation
CMO	-	Collateralized Mortgage Obligation
CP	-	Certificates of Participation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2011.
GO	-	General Obligation Bond
IO	-	Interest Only
	¥-	Japanese Yen
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by Municipal Bond Investors Assurance
MBS	-	Mortgage-Backed Securities
MXN	-	Mexican Peso
NR	-	Not Rated
PIK	-	Payment-in-Kind
PO	-	Principal Only
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2011.

WR	-	Withdrawn Rating

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	31

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	Corporate Income	Income Opportunity
Assets:
Investments, at value (cost-$769,880,749 and $631,610,559, respectively)	$892,687,822	$718,399,349
Cash (including foreign currency, at value, of $1,593,776 and $6,610,124 with a cost of $1,594,989 and $6,391,376, respectively)	2,915,462	6,689,673
Interest and dividends receivable	16,752,064	6,185,156
Unrealized appreciation of swaps	5,178,035	2,113,320
Swap premiums paid	5,111,135	358,732
Receivable for investments sold	3,676,652	6,271,717
Unrealized appreciation of forward foreign currency contracts	243,165	583,116
Tax reclaims receivable	17,917	–
Receivable from broker	13,824	–
Receivable for principal paydown	11,787	–
Deposits with brokers for futures contracts collateral	1,000	–
Prepaid expenses	73,920	18,392
Total Assets	926,682,783	740,619,455

Liabilities:
Payable for reverse repurchase agreements	145,101,277	332,894,784
Unrealized depreciation of swaps	6,910,314	17,541
Payable for investments purchased	5,905,532	496,128
Dividends payable to common and preferred shareholders	3,992,608	2,765,046
Swap premiums received	2,894,750	1,051,004
Unrealized depreciation of forward foreign currency contracts	2,230,007	2,063,803
Payable to brokers for cash collateral received	970,000	1,300,000
Investment management fees payable	463,727	593,368
Interest payable for reverse repurchase agreements	15,539	110,308
Payable for variation margin on futures contracts	9,375	–
Securities sold short, at value (proceeds received-$4,719,355 for Income Opportunity)	–	4,734,765
Interest payable	–	62,389
Accrued expenses	164,521	130,362
Total Liabilities	168,657,650	346,219,498
Preferred Shares (Corporate Income — $0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 6,760 shares issued and outstanding)	169,000,000	–
Net Assets Applicable to Common Shareholders	$589,025,133	$394,399,957

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$376	$146
Paid-in-capital in excess of par	532,193,916	332,128,746
Undistributed net investment income	5,035,234	7,399,226
Accumulated net realized loss	(67,586,503)	(32,894,848)
Net unrealized appreciation of investments, futures contracts, swaps, securities sold short and foreign currency transactions	119,382,110	87,766,687
Net Assets Applicable to Common Shareholders	$589,025,133	$394,399,957
Common Shares Issued and Outstanding	37,555,578	14,552,874
Net Asset Value Per Common Share	$15.68	$27.10

PIMCO Corporate Income Fund
32	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Statements of Operations

Six Months ended April 30, 2011 (unaudited)

	Corporate Income	Income Opportunity
Investment Income:
Interest (net of foreign withholding tax of $16,584 for Corporate Income)	$35,530,686	$29,716,359
Dividends	1,201,825	620,807
Facility and other fee income	18,544	76,886
Total Investment Income	36,751,055	30,414,052

Expenses:
Investment management fees	2,758,347	3,510,781
Interest expense	385,786	1,107,155
Auction agent fees and commissions	89,819	–
Custodian and accounting agent fees	85,042	74,391
Legal fees	65,852	9,910
Shareholder communications	63,718	39,096
Audit and tax services	44,565	34,752
Trustees’ fees and expenses	31,903	18,299
Transfer agent fees	15,989	14,842
New York Stock Exchange listing fees	13,201	9,452
Insurance expense	9,287	5,198
Miscellaneous	14,953	5,834
Total Expenses	3,578,462	4,829,710

Net Investment Income	33,172,593	25,584,342

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	12,636,920	2,730,214
Futures contracts	92,955	–
Swaps	972,975	204,149
Foreign currency transactions	(603,579)	(1,934,716)
Net change in unrealized appreciation/depreciation of: Investments	7,804,232	8,024,271
Futures contracts	196,875	–
Swaps	(5,881,191)	698,649
Securities sold short	–	(15,410)
Foreign currency transactions	(2,838,607)	(805,437)
Net realized and change in unrealized gain on investments, futures contracts, swaps, securities sold short and foreign currency transactions	12,380,580	8,901,720
Net Increase in Net Assets Resulting from Investment Operations	45,553,173	34,486,062
Dividends on Preferred Shares from Net Investment Income	(205,441)	–

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$45,347,732	$34,486,062

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	33

PIMCO Corporate Income Fund

Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended April 30, 2011 (unaudited)	Year ended October 31, 2010
Investment Operations:
Net investment income	$33,172,593	$59,710,293
Net realized gain on investments, futures contracts, swaps and foreign currency transactions	13,099,271	51,206,041
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps and foreign currency transactions	(718,691)	57,131,798
Net increase in net assets resulting from investment operations	45,553,173	168,048,132

Dividends on Preferred Shares from Net Investment Income	(205,441)	(407,257)
Net increase in net assets applicable to common shareholders resulting from investment operations	45,347,732	167,640,875

Dividends to Common Shareholders from Net Investment Income	(38,875,774)	(69,398,067)

Common Share Transactions:
Reinvestment of dividends	2,590,083	4,525,159
Total increase in net assets applicable to common shareholders	9,062,041	102,767,967

Net Assets Applicable to Common Shareholders:
Beginning of period	579,963,092	477,195,125
End of period (including undistributed net investment income of $5,035,234 and $10,943,856, respectively)	$589,025,133	$579,963,092

Common Shares Issued in Reinvestment of Dividends	168,988	326,002

PIMCO Corporate Income Fund
34	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11 | See accompanying Notes to Financial Statements.

PIMCO Income Opportunity Fund

Statements of Changes in Net Assets

	Six Months ended April 30, 2011 (unaudited)	Year ended October 31, 2010
Investment Operations:
Net investment income	$25,584,342	$45,039,802
Net realized gain on investments, swaps and foreign currency transactions	999,647	5,236,958
Net change in unrealized appreciation/depreciation of investments, swaps, securities sold short and foreign currency transactions	7,902,073	61,033,229
Net increase in net assets resulting from investment operations	34,486,062	111,309,989

Dividends to Shareholders from Net Investment Income	(32,633,069)	(30,717,420)

Common Share Transactions:
Reinvestment of dividends	816,986	3,458,040
Total increase in net assets	2,669,979	84,050,609

Net Assets:
Beginning of period	391,729,978	307,679,369
End of period (including undistributed net investment income of $7,399,226 and $14,447,953, respectively)	$394,399,957	$391,729,978

Common Shares Issued in Reinvestment of Dividends	30,376	148,129

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	35

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Statements of Cash Flows

Six Months ended April 30, 2011 (unaudited)

	Corporate Income	Income Opportunity
Increase in Cash from:

Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$45,553,173	$34,486,062

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(148,279,787)	(254,911,255)
Proceeds from sales of long-term investments	160,040,796	233,949,720
Proceeds from sales of short-term portfolio investments, net	8,844,718	15,232,498
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, securities sold short and foreign currency transactions	718,691	(7,902,073)
Net realized gain on investments, futures contracts, swaps and foreign currency transactions	(13,099,271)	(999,647)
Net amortization on investments	(1,532,433)	(4,529,099)
Proceeds from securities sold short	–	4,719,355
Increase in receivable for investments sold	(3,676,652)	(4,246,659)
Increase in tax reclaims receivable	(17,917)	–
(Increase) decrease in interest and dividends receivable	270,593	(598,324)
Increase in receivable for principal paydown	(11,787)	–
Proceeds from futures contracts transactions	299,205	–
Increase in deposits with brokers for futures contracts collateral	(1,000)	–
Increase in prepaid expenses	(38,718)	(7,026)
Increase (decrease) in payable for investments purchased	5,905,532	(3,039,366)
Decrease in payable to brokers for cash collateral received	(1,878,000)	(1,280,000)
Increase in interest payable	–	62,389
Periodic and termination payments of swaps, net	(4,337,660)	(1,349,387)
Net cash used for foreign currency transactions	(615,052)	(1,453,490)
Decrease in investment management fees payable	(10,216)	(6,612)
Increase (decrease) in interest payable for reverse repurchase agreements	(6,677)	21,104
Decrease in accrued expenses	(99,216)	(49,082)
Net cash provided by operating activities*	48,028,322	8,099,108

Cash Flows used for Financing Activities:
Increase (decrease) in payable for reverse repurchase agreements	(8,636,531)	23,870,802
Cash dividends paid (excluding reinvestment of dividends of $2,590,083 and $816,986, respectively)	(36,477,513)	(31,621,519)
Net cash used for financing activities	(45,114,044)	(7,750,717)
Net increase in cash	2,914,278	348,391
Cash at beginning of period	1,184	6,341,282
Cash at end of period	$2,915,462	$6,689,673

*       Included in operating expenses is cash paid by Corporate Income and Income Opportunity for interest primarily related to participation in reverse repurchase agreement transactions of $392,687 and $1,023,840, respectively.

PIMCO Corporate Income Fund
36	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Income Fund (‘‘Corporate Income’’) and PIMCO Income Opportunity Fund (‘‘Income Opportunity’’), each the “Fund” and collectively the “Funds”, were organized as Massachusetts business trusts on October 17, 2001 and September 12, 2007, respectively. Prior to commencing operations on December 21, 2001 and November 30, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, and non-diversified, respectively, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value per share of common shares authorized.

Corporate Income’s primary investment objective is to seek high current income with capital preservation and capital appreciation as secondary objectives by investing at least 80% of its total assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations and of other income-producing securities.

Income Opportunity’s primary investment objective is to seek current income as a primary focus and also capital appreciation. Under normal market conditions, Income Opportunity will seek to achieve its objective and produce total return for shareholders by investing in a global portfolio of corporate debt, government and sovereign debt, mortgage-backed and other asset-backed securities, bank loans and related instruments, convertible securities and income-producing securities of U.S. and foreign issuers, including emerging market issuers.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	37

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

PIMCO Corporate Income Fund
38	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	39

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at April 30, 2011 in valuing Corporate Income’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$8,506,929	$9,908,332	$18,415,261
Energy	–	–	3,999,000	3,999,000
Financial Services	–	289,004,193	8,346,652	297,350,845
Transportation	–	–	692,900	692,900
All Other	–	275,584,183	–	275,584,183
Mortgage-Backed Securities	–	123,854,492	–	123,854,492
Municipal Bonds	–	90,910,907	–	90,910,907
Senior Loans	–	21,160,638	–	21,160,638
Preferred Stock:
Banking	–	1,590,267	–	1,590,267
Financial Services	$5,388,000	13,376,000	–	18,764,000
Convertible Preferred Stock	19,930,949	–	–	19,930,949
Sovereign Debt Obligations	–	6,492,753	–	6,492,753
Asset-Backed Securities	–	2,564,459	–	2,564,459
Short-Term Investments	–	11,377,168	–	11,377,168
Total Investments in Securities – Assets	$25,318,949	$844,421,989	$22,946,884	$892,687,822
Other Financial Instruments* – Assets
Credit Contracts	–	$5,178,035	–	$5,178,035
Foreign Exchange Contracts	–	243,165	–	243,165
Interest Rate Contracts	$196,875	–	–	196,875
Total Other Financial Instruments* – Assets	$196,875	$5,421,200	–	$5,618,075
Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(2,230,007)	–	$(2,230,007)
Interest Rate Contracts	–	(6,910,314)	–	(6,910,314)
Total Other Financial Instruments* – Liabilities	–	$(9,140,321)	–	$(9,140,321)
Total Investments	$25,515,824	$840,702,868	$22,946,884	$889,165,576

There were no significant transfers between Levels 1 and 2 during the six months ended April 30, 2011.

PIMCO Corporate Income Fund
40	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Corporate Income for the six months ended April 30, 2011, was as follows:

	Beginning Balance 10/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 4/30/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$10,370,772	$(483,417)	$(4,843)	$(1,136)	$26,956	–	–	$9,908,332
Energy	3,999,000	–	30,276	–	(30,276)	–	–	3,999,000
Financial Services	24,307,835	–	4,205	–	1,184,612	–	$(17,150,000)	8,346,652
Transportation	690,252	(22,281)	(1,032)	(221)	26,182	–	–	692,900
Total Investments	$39,367,859	$(505,698)	$28,606	$(1,357)	$1,207,474	–	$(17,150,000)	$22,946,884

A summary of the inputs used at April 30, 2011 in valuing Income Opportunity’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/11
Investments in Securities – Assets
Mortgage-Backed Securities	–	$360,676,733	$5,365,334	$366,042,067
Corporate Bonds & Notes:
Airlines	–	2,693,750	22,724,234	25,417,984
All Other	–	169,257,960	–	169,257,960
Asset-Backed Securities	–	52,369,222	–	52,369,222
Senior Loans	–	24,601,402	–	24,601,402
Convertible Preferred Stock	$17,097,800	–	–	17,097,800
U.S. Government Agency Securities	–	15,171,349	–	15,171,349
Sovereign Debt Obligations	–	5,762,265	–	5,762,265
Convertible Bonds	–	4,436,500	–	4,436,500
Municipal Bonds	–	2,910,712	–	2,910,712
Preferred Stock	932,196	–	–	932,196
U.S. Treasury Obligations	–	373,841	–	373,841
Short-Term Investments	–	34,026,051	–	34,026,051
Total Investments in Securities – Assets	$18,029,996	$672,279,785	$28,089,568	$718,399,349
Investments in Securities – Liabilities
Securities Sold Short, at value	–	$(4,734,765)	–	$(4,734,765)
Other Financial Instruments* – Assets
Credit Contracts	–	$2,075,229	$38,091	$2,113,320
Foreign Exchange Contracts	–	583,116	–	583,116
Total Other Financial Instruments* – Assets	–	$2,658,345	$38,091	$2,696,436
Other Financial Instruments* – Liabilities
Credit Contracts	–	$(17,541)	–	$(17,541)
Foreign Exchange Contracts	–	(2,063,803)	–	(2,063,803)
Total Other Financial Instruments* – Liabilities	–	$(2,081,344)	–	$(2,081,344)
Total Investments	$18,029,996	$668,122,021	$28,127,659	$714,279,676

There were no significant transfers between Levels 1 and 2 during the six months ended April 30, 2011.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	41

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Opportunity for the six months ended April 30, 2011, was as follows:

	Beginning Balance 10/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 4/30/11
Investments in Securities – Assets
Mortgage-Backed Securities	$2,395,460	$5,301,869	$1,874	–	$97,995	–	$(2,431,864)	$5,365,334
Corporate Bonds & Notes:
Airlines	24,819,086	(1,754,451)	431,968	$201,356	(973,725)	–	–	22,724,234
Hotels/Gaming	6,188,599	(92,231)	(915)	(861)	482,751		(6,577,343)	–
Asset-Backed Securities	2,647,003	–	29,985	–	58,679	–	(2,735,667)	–
Investments in Securities – Assets	$36,050,148	$3,455,188	$462,912	$200,495	$(334,300)	–	$(11,744,874)	$28,089,568
Other Financial Instruments* – Assets
Credit Contracts	$40,334	–	–	–	$(2,243)	–	–	$38,091
Total Investments	$36,090,482	$3,455,188	$462,912	$200,495	$(336,543)	–	$(11,744,874)	$28,127,659

*

Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Corporate Income held at April 30, 2011 was $441,275. The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which Income Opportunity held at April 30, 2011 was $(612,466) and $(2,243), respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received on settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees received after settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has

PIMCO Corporate Income Fund
42	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

determined that its evaluation has resulted in no material impact to the Funds’ financial statements at April 30, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

Corporate Income declares dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. Income Opportunity declares dividends from net investment income and net short-term capital gains, if any, from the sale of portfolio securities and other sources to common shareholders monthly. Distributions of net long-term realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	43

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(k) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) Short Sales

Short sale transactions involve the Funds selling securities they do not own in anticipation of a decline in the market price of the securities. The Funds are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(o) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

PIMCO Corporate Income Fund
44	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	45

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

2. Principal Risks (continued)

particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Leverage will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions (such as reverse repurchase agreements) or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Corporate Income had security transactions outstanding with Lehman Brothers entities as the counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security transactions, associated with Lehman Brothers Inc., (“SLH”) as counterparty were written down to their estimated recoverable values. Anticipated losses for securities transactions associated with SLH have been incorporated as net realized gain (loss) on the Fund’s Statement of Operations. The remaining balances due from SLH are included in receivable from broker on the Fund’s Statement of Assets and Liabilities. The estimated recoverable value of receivables is determined by independent broker quotes.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although

PIMCO Corporate Income Fund
46	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts. There were no open futures transactions for Income Opportunity at April 30, 2011.

(b) Swap Agreements

Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	47

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end are disclosed later in the Notes to Financial Statements (see 5(b)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to

PIMCO Corporate Income Fund
48	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2011 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(b)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(c) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market price risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at April 30, 2011:

Corporate Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation on swaps	–	$5,178,035	–	$5,178,035
Unrealized appreciation of forward foreign currency contracts	–	–	$243,165	243,165
Total asset derivatives	–	$5,178,035	$243,165	$5,421,200

Liability derivatives:
Unrealized depreciation on swaps	$(6,910,314)	–	–	$(6,910,314)
Payable for variation margin on futures contracts*	(9,375)	–	–	(9,375)
Unrealized depreciation of forward foreign currency contracts	–	–	$(2,230,007)	(2,230,007)
Total liability derivatives	$(6,919,689)	–	$(2,230,007)	$(9,149,696)

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	49

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

Income Opportunity:

Location	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation on swaps	$2,113,320	–	$2,113,320
Unrealized appreciation of forward foreign currency contracts	–	$583,116	583,116
Total asset derivatives	$2,113,320	$583,116	$2,696,436

Liability derivatives:
Unrealized depreciation on swaps	$(17,541)	–	$(17,541)
Unrealized depreciation of forward foreign currency contracts	–	$(2,063,803)	(2,063,803)
Total liability derivatives	$(17,541)	$(2,063,803)	$(2,081,344)

* Included in unrealized appreciation of $196,875 on futures contracts for Corporate Income as reported in section 5(a) of the Notes to Financial Statements.

The effect of derivatives on the Statements of Operations for the six months ended April 30, 2011:

Corporate Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$92,955	–	–	$92,955
Swaps	–	$972,975	–	972,975
Foreign net currency transactions (forward foreign currency contracts)	–	–	$(550,689)	(550,689)
Total net realized gain (loss)	$92,955	$972,975	$(550,689)	$515,241

Net change in unrealized appreciation/depreciation of:
Futures contracts	$196,875	–	–	$196,875
Swaps	(6,910,314)	$1,029,123	–	(5,881,191)
Foreign currency transactions (forward foreign currency contracts)	–	–	$(2,827,134)	(2,827,134)
Total net change in unrealized appreciation/depreciation	$(6,713,439)	$1,029,123	$(2,827,134)	$(8,511,450)

PIMCO Corporate Income Fund
50	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

Income Opportunity:

Location	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	$204,149	–	$204,149
Foreign currency transactions (forward foreign currency contracts)	–	$(1,644,566)	(1,644,566)
Total net realized gain (loss)	$204,149	$(1,644,566)	$(1,440,417)

Net change in unrealized appreciation/depreciation of:
Swaps	$698,649	–	$698,649
Foreign currency transactions (forward foreign currency contracts)	–	$(1,286,663)	(1,286,663)
Total net change in unrealized appreciation/depreciation	$698,649	$(1,286,663)	$(588,014)

The average volume of derivative activity during the six months ended April 30, 2011:

	Futures Contracts (1)	Forward Foreign Currency Contracts (2)		Credit Default Swap Agreements (3)		Interest Rate Swap
	Long	Purchased	Sold	Buy	Sell	Agreements (3)
Corporate Income	250	$16,807,440	$68,212,934	–	$40,033	$52,333
Income Opportunity	–	6,400,012	54,811,399	$10,800	40,594	–

(1)  Number of contracts

(2)  U.S. $ value on origination date

(3)  Notional amount (in thousands)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an ‘‘Agreement’’) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of Corporate Income’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, and 1.00% of Income Opportunity’s average daily total managed assets. For Income Opportunity, total managed assets refers to the total assets (including any assets attributable to any reverse repurchase agreements and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	51

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities

Purchases and sales of investments, other than short-term securities, for the six months ended April 30, 2011:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Corporate Income	$1,900,913	$1,899,406	$146,378,874	$160,858,170
Income Opportunity	163,108,925	168,206,687	91,802,319	73,792,313

(a) Futures contracts outstanding at April 30, 2011:

Corporate Income:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Financial Futures Euro-90 day	375	$93,173	3/19/12	$196,875

At April 30, 2011, Corporate Income pledged cash collateral of $1,000 for futures contracts.

(b) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2011 (1):

Corporate Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Received	Unrealized Appreciation
Bank of America:
Brazilian Government International Bond	$2,600	0.99%	12/20/15	1.00%	$3,816	$(19,925)	$23,741
Barclays Bank:
Brazilian Government International Bond	10,400	0.99%	12/20/15	1.00%	15,263	(77,143)	92,406
SLM	2,000	1.38%	12/20/13	5.00%	199,633	(250,000)	449,633
Citigroup:
SLM	10,000	1.38%	12/20/13	5.00%	998,164	(1,096,500)	2,094,664
Deutsche Bank:
SLM	10,500	1.38%	12/20/13	5.00%	1,048,072	(1,400,000)	2,448,072
HSBC Bank:
Mexico Government International Bond	4,000	0.92%	12/20/15	1.00%	18,337	(51,182)	69,519
					$2,283,285	$(2,894,750)	$5,178,035

PIMCO Corporate Income Fund
52	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

Income Opportunity:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
MetLife	$6,200	1.16%	9/20/15	1.00%	$(34,668)	$(416,629)	$381,961
Barclays Bank:
Gazprom	1,250	1.90%	12/20/17	1.90%	9,055	–	9,055
VTB Capital	1,250	2.74%	12/20/17	2.34%	(17,541)	–	(17,541)
Citigroup:
Majapahit Holding	3,000	2.48%	12/20/17	2.65%	38,091	–	38,091
Republic of Indonesia	3,000	1.51%	12/20/17	2.14%	120,221	–	120,221
SLM	4,150	1.38%	12/20/13	5.00%	414,239	358,732	55,507
Credit Suisse First Boston:
TNK	1,500	1.98%	12/20/17	3.15%	120,434	–	120,434
Deutsche Bank:
ING Bank	€5,000	0.94%	6/20/11	1.40%	16,990	–	16,990
SLM	$900	1.38%	12/20/13	5.00%	89,835	(126,000)	215,835
Merrill Lynch:
Dow Jones CDX HY-9 5-Year Index 35-100%	9,627	0.08%	12/20/12	1.44%	232,613	–	232,613
SLM	4,150	1.38%	12/20/13	5.00%	414,238	(508,375)	922,613
					$1,403,507	$(692,272)	$2,095,779

€—Euro

(1)    If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)    This represents the maximum potential amount the Funds could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)    The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	53

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

(c) Interest rate swap agreements outstanding at April 30, 2011:

Corporate Income:			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Upfront Premiums Paid	Unrealized Depreciation
Bank of America	$47,100	6/15/41	4.25%	3-Month USD LIBOR	$(539,754)	$1,516,620	$(2,056,374)
Credit Suisse First Boston	47,100	6/15/41	4.25%	3-Month USD LIBOR	(539,753)	1,483,650	(2,023,403)
Goldman Sachs	31,400	6/15/41	4.25%	3-Month USD LIBOR	(359,836)	1,027,565	(1,387,401)
Royal Bank of Scotland	31,400	6/15/41	4.25%	3-Month USD LIBOR	(359,836)	1,083,300	(1,443,136)
					$(1,799,179)	$5,111,135	$(6,910,314)

LIBOR—London Inter-Bank Offered Rate

(d) Forward foreign currency contracts outstanding at April 30, 2011:

Corporate Income:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2011	Unrealized Appreciation (Depreciation)
Purchased:
186,100 Brazilian Real settling 9/2/11	Bank of America	$100,000	$116,384	$16,384
185,950 Brazilian Real settling 9/2/11	Morgan Stanley	100,000	116,290	16,290
10,967,964 Brazilian Real settling 6/2/11	UBS	6,872,158	6,961,049	88,891
3,000,000 Canadian Dollar settling 6/20/11	Barclays Bank	3,143,761	3,167,148	23,387
3,100,000 Canadian Dollar settling 6/20/11	Citigroup	3,234,129	3,272,719	38,590
800,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	124,514	125,046	532
4,809,971 Chinese Yuan Renminbi settling 11/15/11	Citigroup	740,394	751,832	11,438
3,124,846 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	486,200	488,436	2,236
4,058,000 Indian Rupee settling 8/12/11	Barclays Bank	86,488	89,932	3,444
600,000 Indian Rupee settling 8/12/11	Deutsche Bank	12,834	13,297	463
130,000 Mexican Peso settling 7/7/11	HSBC Bank	10,471	11,226	755
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	227,195	27,195
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	113,560	13,560

PIMCO Corporate Income Fund
54	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2011	Unrealized Appreciation (Depreciation)
Sold:
10,967,964 Brazilian Real settling 6/2/11	Citigroup	$6,474,595	$6,961,049	$(486,454)
10,967,964 Brazilian Real settling 8/2/11	UBS	6,784,588	6,898,248	(113,660)
2,753,000 British Pound settling 6/13/11	Bank of America	4,419,749	4,596,142	(176,393)
4,120,000 British Pound settling 6/13/11	Citigroup	6,607,866	6,878,352	(270,486)
4,120,000 British Pound settling 6/13/11	Credit Suisse First Boston	6,609,963	6,878,352	(268,389)
3,073,000 Canadian Dollar settling 6/20/11	BNP Paribas	3,144,239	3,244,215	(99,976)
2,841,000 Canadian Dollar settling 6/20/11	Royal Bank of Canada	2,970,729	2,999,289	(28,560)
8,573,600 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	1,322,066	1,334,887	(12,821)
2,571,000 Euro settling 7/18/11	Barclays Bank	3,737,085	3,799,996	(62,911)
3,977,000 Euro settling 7/18/11	Citigroup	5,811,303	5,878,096	(66,793)
7,064,000 Euro settling 7/18/11	Credit Suisse First Boston	10,188,054	10,440,752	(252,698)
5,828,000 Euro settling 7/18/11	JPMorgan Chase	8,409,280	8,613,916	(204,636)
4,742,000 Euro settling 7/18/11	Royal Bank of Scotland	6,831,894	7,008,783	(176,889)
36,202 Malaysian Ringgit settling 8/11/11	Citigroup	11,701	12,135	(434)
2,063,338 South African Rand settling 7/28/11	JPMorgan Chase	301,613	310,520	(8,907)
				$(1,986,842)

Income Opportunity:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2011	Unrealized Appreciation (Depreciation)
Purchased:
3,990,000 British Pound settling 5/26/11	Citigroup	$6,573,620	$6,662,860	$89,240
4,032,000 British Pound settling 6/13/11	Citigroup	6,469,989	6,731,436	261,447
4,000,000 Euro settling 5/9/11	Deutsche Bank	5,714,240	5,923,624	209,384
5,037,000 Mexican Peso settling 7/7/11	Citigroup	412,213	434,961	22,748
68,899 South African Rand settling 7/28/11	JPMorgan Chase	10,072	10,369	297

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	55

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2011	Unrealized Appreciation (Depreciation)
Sold:
3,363,000 British Pound settling 6/13/11	Bank of America	$5,399,115	$5,614,538	$(215,423)
5,018,000 British Pound settling 6/13/11	Citigroup	8,048,124	8,377,565	(329,441)
5,018,000 British Pound settling 6/13/11	Credit Suisse First Boston	8,050,679	8,377,566	(326,887)
3,934,000 British Pound settling 6/13/11	Royal Bank of Canada	6,445,478	6,567,824	(122,346)
8,049,000 Euro settling 7/18/11	Credit Suisse First Boston	11,608,670	11,896,604	(287,934)
6,641,000 Euro settling 7/18/11	JPMorgan Chase	9,582,365	9,815,548	(233,183)
5,396,000 Euro settling 7/18/11	Royal Bank of Scotland	7,774,125	7,975,410	(201,285)
87,217,000 Japanese Yen settling 7/14/11	JPMorgan Chase	1,041,204	1,075,594	(34,390)
5,100,000 Mexican Peso settling 7/7/11	Citigroup	418,816	440,401	(21,585)
223,567,350 Russian Ruble settling 7/1/11	Barclays Bank	7,825,249	8,116,578	(291,329)
				$(1,480,687)

At April 30, 2011, Corporate Income held $460,000 in principal value of U.S. Treasury Obligations and $910,000 in cash as collateral for derivatives. At April 30, 2011, Income Opportunity held $480,000, in principal value of U.S. Treasury Obligations and $790,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Funds’ investment strategies. Securities held as collateral will not be pledged and are not reflected in the Schedules of Investments.

(e) Open reverse repurchase agreements at April 30, 2011:

Corporate Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	4/29/11	5/31/11	$34,257,134	$34,256,277
Barclays Bank	0.45%	4/18/11	5/18/11	6,403,040	6,402,000
	0.45%	4/19/11	5/18/11	4,983,747	4,983,000
	0.45%	4/29/11	5/31/11	30,873,772	30,873,000
	0.50%	4/12/11	5/13/11	1,476,390	1,476,000
	0.50%	4/15/11	5/17/11	6,213,380	6,212,000
	0.50%	4/18/11	5/18/11	14,698,653	14,696,000
	0.60%	4/20/11	5/20/11	3,199,586	3,199,000
Credit Suisse First Boston	0.50%	4/14/11	5/16/11	14,767,486	14,764,000
	0.50%	4/27/11	5/27/11	10,458,581	10,458,000
Deutsche Bank	0.38%	4/14/11	5/16/11	2,235,401	2,235,000
	0.38%	4/18/11	5/18/11	7,599,043	7,598,000
	0.43%	4/18/11	5/18/11	2,786,433	2,786,000
	0.48%	4/14/11	5/16/11	5,164,170	5,163,000
					$145,101,277

PIMCO Corporate Income Fund
56	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

Income Opportunity:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	4/1/11	5/4/11	$3,184,007	$3,182,813
	0.45%	4/12/11	5/13/11	3,114,440	3,113,700
	0.65%	4/1/11	5/4/11	1,888,773	1,887,750
	0.81%	4/19/11	5/18/11	9,205,485	9,203,000
	0.81%	4/27/11	5/27/11	6,961,626	6,961,000
	0.82%	4/14/11	5/16/11	4,954,918	4,953,000
	0.82%	4/15/11	5/16/11	4,254,550	4,253,000
	0.96%	4/25/11	10/24/11	4,323,692	4,323,000
	1.10%	4/19/11	5/18/11	1,437,527	1,437,000
Barclays Bank	0.45%	4/25/11	5/25/11	7,662,575	7,662,000
	0.45%	4/26/11	5/26/11	553,035	553,000
	0.45%	4/28/11	5/24/11	4,883,183	4,883,000
	0.50%	3/30/11	5/4/11	3,281,458	3,280,000
	0.50%	4/7/11	5/10/11	4,357,452	4,356,000
	0.50%	4/14/11	5/16/11	970,229	970,000
	0.50%	4/15/11	5/17/11	12,913,869	12,911,000
	0.60%	4/26/11	5/24/11	1,105,092	1,105,000
	0.60%	4/27/11	5/27/11	177,012	177,000
	0.60%	4/28/11	5/24/11	1,986,099	1,986,000
	0.65%	4/26/11	5/26/11	3,324,300	3,324,000
	0.65%	4/28/11	5/24/11	2,293,124	2,293,000
	0.70%	4/1/11	5/4/11	1,653,964	1,653,000
	0.70%	4/4/11	5/5/11	5,014,631	5,012,000
	0.70%	4/6/11	5/9/11	6,279,051	6,276,000
	0.70%	4/12/11	5/13/11	1,103,407	1,103,000
	0.70%	4/14/11	5/16/11	2,489,823	2,489,000
	0.70%	4/15/11	5/17/11	1,850,576	1,850,000
	0.81%	4/27/11	5/27/11	2,510,226	2,510,000
	0.816%	4/15/11	5/17/11	11,397,132	11,393,000
	0.91%	4/27/11	5/27/11	1,220,123	1,220,000
	1.063%	4/19/11	5/18/11	2,120,751	2,120,000
	1.216%	4/15/11	5/17/11	2,803,513	2,801,999
BNP Paribas	0.17%	4/20/11	5/18/11	14,662,761	14,662,000
Credit Suisse First Boston	0.50%	3/31/11	5/2/11	25,667,045	25,656,000
	0.50%	4/6/11	5/9/11	297,103	297,000
	0.50%	4/11/11	5/11/11	10,179,827	10,177,000
	0.50%	4/14/11	5/16/11	3,867,913	3,867,000
	0.60%	3/31/11	5/2/11	6,020,109	6,017,000
	0.60%	4/6/11	5/9/11	4,253,772	4,252,000
	0.60%	4/14/11	5/16/11	2,898,821	2,898,000
	0.60%	4/15/11	5/16/11	3,445,919	3,445,000
	0.65%	3/31/11	5/2/11	1,593,892	1,593,000
	0.65%	4/11/11	5/11/11	3,358,212	3,357,000
	0.65%	4/14/11	5/16/11	3,622,111	3,621,000
	0.65%	4/19/11	5/2/11	1,112,241	1,112,000

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	57

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

5. Investments in Securities (continued)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
	0.65%	4/21/11	5/23/11	$690,125	$690,000
	0.65%	4/25/11	5/25/11	1,076,117	1,076,000
	1.20%	4/15/11	5/16/11	8,057,295	8,053,000
Greenwich Capital Markets	0.50%	4/1/11	5/4/11	2,990,245	2,989,000
	0.50%	4/19/11	5/18/11	5,638,940	5,638,000
	0.50%	4/25/11	5/25/11	793,066	793,000
	0.50%	4/27/11	5/27/11	1,650,092	1,650,000
	0.713%	4/26/11	5/26/11	5,702,565	5,702,000
	0.81%	4/28/11	5/31/11	936,063	936,000
	0.813%	4/19/11	5/18/11	3,408,924	3,408,000
	0.813%	4/26/11	5/26/11	6,577,743	6,577,000
	0.824%	4/12/11	5/13/11	6,273,727	6,271,000
	0.936%	4/6/11	5/9/11	2,917,894	2,916,000
	0.963%	4/19/11	5/18/11	6,457,072	6,455,000
	0.963%	4/26/11	5/26/11	2,245,300	2,245,000
	1.11%	4/28/11	5/31/11	844,078	844,000
	1.113%	4/19/11	5/18/11	1,849,686	1,849,000
	1.216%	4/14/11	5/16/11	15,106,669	15,098,000
JPMorgan Chase	0.60%	3/31/11	5/3/11	12,107,252	12,101,000
	0.60%	4/7/11	5/10/11	3,060,224	3,059,000
	0.60%	4/15/11	5/16/11	15,833,220	15,829,000
Morgan Stanley	0.80%	4/8/11	5/11/11	5,616,869	5,614,000
	0.85%	4/5/11	5/5/11	1,952,198	1,951,000
	0.90%	4/5/11	5/5/11	3,566,317	3,564,000
	0.95%	4/5/11	5/5/11	1,583,085	1,582,000
	1.35%	4/5/11	5/5/11	1,500,462	1,499,000
UBS	0.73%	4/26/11	5/26/11	4,645,051	4,644,573
	0.74%	4/26/11	5/26/11	1,916,542	1,916,342
	1.11%	4/8/11	5/9/11	4,171,956	4,168,887
	1.17%	4/8/11	5/9/11	1,580,946	1,579,720
					$332,894,784

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2011 for Corporate Income and Income Opportunity was $157,490,178 and $320,382,087, respectively, at a weighted average interest rate of 0.49% and 0.69%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at April 30, 2011 for Corporate Income and Income Opportunity was $150,627,313 and $369,652,934, respectively.

At April 30, 2011, Corporate Income held $680,000 in principal value of U.S. Government Agency Securities and $60,000 in cash as collateral for open reverse repurchase agreements. At April 30, 2011, Income Opportunity held $1,010,000 in principal value of U.S. Treasury Obligations and $510,000 in cash as collateral for open reverse repurchase agreements. Cash collateral held may be invested in accordance with the Funds’ investment strategies. Securities held as collateral will not be pledged and are not reflected in the Schedules of Investments.

PIMCO Corporate Income Fund
58	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

6. Income Tax Information

At April 30, 2011, the aggregate cost basis and net unrealized appreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Corporate Income	$770,368,020	$136,813,826	$14,494,024	$122,319,802
Income Opportunity	631,668,083	92,364,104	5,632,838	86,731,266

The difference between book and tax cost basis is attributable to wash sales.

7. Auction-Rate Preferred Shares — Corporate Income

Corporate Income has 1,352 shares of Preferred Shares Series M, 1,352 shares of Preferred Shares Series T, 1,352 shares of Preferred Shares Series W, 1,352 shares of Preferred Shares Series TH and 1,352 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or default procedures in the event of auction failure). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended April 30, 2011, the annualized dividend rates ranged from:

Corporate Income:

	High	Low	At April 30, 2011
Series M	0.347%	0.090%	0.120%

Series T	0.377%	0.135%	0.165%

Series W	0.330%	0.105%	0.105%

Series TH	0.330%	0.105%	0.105%

Series F	0.330%	0.105%	0.120%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the 7-day “AA” Composite Commercial Paper Rate multiplied by a minimum of 150%, depending on the credit rating of the ARPS (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

See Note 8 — Legal Proceedings, for a discussion of shareholder demand letters received by certain closed-end funds managed by the Investment Manager, including Corporate Income.

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	59

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims. In April 2011, the MDL Court granted final approval of the settlement.

In addition, in a lawsuit filed in the Northern District of Illinois Eastern Division, plaintiffs challenged certain trades by the Sub-Adviser in the June 2005 10 year futures contract. The Sub-Adviser’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against the Sub-Adviser. In settling this matter, the Sub-Advisor denies any liability. This settlement is purely private in nature and not a regulatory matter.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including Corporate Income and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation in August 2010, the independent trustees of Corporate Income rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On May 2, 2011, the following dividends were declared to common shareholders payable June 1, 2011 to shareholders of record on May 12, 2011:

Corporate Income	$0.10625 per common share
Income Opportunity	$0.19 per common share

On June 1, 2011, the following dividends were declared to common shareholders payable July 1, 2011 to shareholders of record on June 13, 2011:

Corporate Income	$0.10625 per common share
Income Opportunity	$0.19 per common share

PIMCO Corporate Income Fund
60	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11

PIMCO Corporate Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended April 30, 2011		Year ended October 31,
	(unaudited)		2010		2009		2008		2007		2006
Net asset value, beginning of period	$15.51		$12.88		$8.47		$13.76		$14.76		$14.63
Investment Operations:
Net investment income	0.89		1.61		1.42		1.24		1.31		1.42
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.33		2.90		4.29		(4.94)		(0.51)		0.43
Total from investment operations	1.22		4.51		5.71		(3.70)		0.80		1.85
Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.01)		(0.02)		(0.31)		(0.43)		(0.38)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.21		4.50		5.69		(4.01)		0.37		1.47
Dividends and Distributions to Common Shareholders from:
Net investment income	(1.04)		(1.87)		(1.28)		(1.28)		(1.28)		(1.34)
Net realized gains	–		–		–		–		(0.09)		–
Total dividends and distributions to common shareholders	(1.04)		(1.87)		(1.28)		(1.28)		(1.37)		(1.34)
Net asset value, end of period	$15.68		$15.51		$12.88		$8.47		$13.76		$14.76
Market price, end of period	$17.35		$16.24		$13.06		$10.00		$14.25		$15.68
Total Investment Return (1)	14.22%		41.86%		48.69%		(22.55)%		(0.26)%		15.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$589,025		$579,963		$477,195		$311,489		$502,714		$535,104
Ratio of expenses to average net assets, including interest expense (2)(4)	1.26	%(6)	1.24	%(5)	1.52	%(5)	1.50	%(3)(5)	1.30	%(3)(5)	1.16	%(3)(5)
Ratio of expenses to average net assets, excluding interest expense (2)	1.12	%(6)	1.17	%(5)	1.48	%(5)	1.39	%(3)(5)	1.21	%(3)(5)	1.13	%(3)(5)
Ratio of net investment income to average net assets (2)	11.68	%(6)	11.64	%(5)	15.34	%(5)	10.09	%(5)	9.11	%(5)	9.83	%(5)
Preferred shares asset coverage per share	$112,133		$110,790		$95,590		$50,953		$66,871		$69,566
Portfolio turnover	17%		52%		117%		118%		46%		30%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends and capital gain distributions, if any, are assumed, for purposes of this calclation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(o) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with inverse floater transactions and/or participation in reverse repurchase agreement transactions.
(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01%, 0.10%, 0.18%, 0.25% and 0.32% for the years ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(6)	Annualized.

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	61

PIMCO Income Opportunity Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended April 30, 2011		Year ended October 31,		November 30, 2007* through
	(unaudited)		2010	2009	October 31, 2008
Net asset value, beginning of period	$26.97		$21.40	$17.90	$23.88	**
Investment Operations:
Net investment income	1.76		3.11	2.11	1.46
Net realized and unrealized gain (loss) on investments, futures contracts, options written, unfunded loan commitments, swaps, securities sold short and foreign currency transactions	0.62		4.58	3.51	(5.62)
Total from investment operations	2.38		7.69	5.62	(4.16)
Dividends and Distributions to Shareholders from:
Net investment income	(2.25)		(2.12)	(1.21)	(1.77)
Return of capital	–		–	(0.91)	–
Total dividends and distributions to shareholders	(2.25)		(2.12)	(2.12)	(1.77)
Common Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	–	(0.05)
Net asset value, end of period	$27.10		$26.97	$21.40	$17.90
Market price, end of period	$28.75		$26.92	$21.08	$18.10
Total Investment Return (1)	16.16%		39.51%	31.54%	(21.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$394,400		$391,730	$307,679	$253,174
Ratio of expenses to average net assets, including interest expense (3)	2.51	%(4)	2.36%	1.78%	2.29	%(2)(4)
Ratio of expenses to average net assets, excluding interest expense	1.93	%(4)	1.86%	1.42%	1.45	%(2)(4)
Ratio of net investment income to average net assets	13.29	%(4)	13.07%	12.04%	7.10	%(4)
Portfolio turnover	35%		77%	292%	221%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(o) in Notes to Financial Statements).
(3)	Interest expense primarily relates to the participation in reverse repurchase agreement transactions.
(4)	Annualized.

PIMCO Corporate Income Fund
62	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.11 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Annual Shareholder Meeting Results/Changes to Board of Trustees/
Changes in Investment Policy/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

Corporate Income and Income Opportunity held their annual meeting of shareholders on April 14, 2011.

Corporate Income:

Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority
Election of Bradford K. Gallagher – Class III to serve until 2014	32,772,062	484,344
Election of Alan Rappaport – Class I to serve until 2012	32,797,890	458,516
Re-election of John C. Maney† – Class III to serve until 2014	32,693,290	563,116

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, James A. Jacobson*, Hans W. Kertess* and William B. Ogden, IV, continued to serve as Trustees.

Income Opportunity:

Shareholders voted as indicated below:

	Affirmative	Withheld Authority
Election of Bradford K. Gallagher – Class III to serve until 2014	13,263,505	165,393
Election of Alan Rappaport – Class III to serve until 2014	13,257,022	171,876

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, James A. Jacobson, Hans W. Kertess, John C. Maney† and William B. Ogden, IV, continued to serve as Trustees.

__________________

*  Preferred Shares Trustee

†  Interested Trustee

Changes to Board of Trustees:

Effective June 14, 2011, the Funds’ Board of Trustees appointed Deborah A. Zoullas as a Class II Trustee for Corporate Income and a Class I Trustee for Income Opportunity to serve until 2012.

Changes in Investment Policy — Corporate Income:

Effective April 20, 2011, Corporate Income’s duration guidelines were expanded such that, under normal market conditions, the Fund will maintain an average portfolio duration of between zero and eight years. Corporate Income previously observed intermediate average portfolio duration ranges — normally between three and seven years.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates — i.e., the prices of debt obligations typically fall when market interest rates rise. Please see “2. Principal Risks” in the Notes to Financial Statements for additional discussion of interest rate risk.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

PIMCO Corporate Income Fund
4.30.11 |	PIMCO Income Opportunity Fund Semi-Annual Report	63

Trustees Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport Deborah A. Zoullas

Fund Officers

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund and PIMCO Income Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2011-05-03-0975

AZ608SA_043011

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)          Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable due to no such divestments during the period covered since the previous FORM N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 — Cert. — Certification pursuant to section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	June 28, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	June 28, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	June 28, 2011